UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-03954

Dreyfus Tax Exempt Cash Management Funds
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	01/31
Date of reporting period:	01/31/24

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus Cash Management Funds

ANNUAL REPORT January 31, 2024

Dreyfus Government Cash Management

Dreyfus Government Securities Cash Management

Dreyfus Treasury Obligations Cash Management

Dreyfus Treasury Securities Cash Management

Dreyfus Cash Management

Dreyfus Tax Exempt Cash Management

IMPORTANT NOTICE – UPCOMING CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Beginning in July 2024, Reports will be streamlined to highlight key information. Certain information currently included in Reports, including financial statements, will no longer appear in the Reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.

If you previously elected to receive the fund’s Reports electronically, you will continue to do so. Otherwise, you will receive paper copies of the fund’s re-designed Reports by USPS mail in the future. If you would like to receive the fund’s Reports (and/or other communications) electronically instead of by mail, please contact your financial advisor or, if you are a direct investor, please log into your mutual fund account at www.bnymellonim.com/us and select “E-Delivery” under the Profile page. You must be registered for online account access before you can enroll in E-Delivery.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUNDS

FOR MORE INFORMATION

Back Cover

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from August 1, 2023 to January 31, 2024. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended January 31, 2024

	Institutional Shares	Investor Shares	Administrative Shares	Participant Shares
Dreyfus Government Cash Management
Expenses paid per $1,000†	$.87	$2.20	$1.38	$2.96
Ending value (after expenses)	$1,026.60	$1,025.30	$1,026.10	$1,024.60
Annualized expense ratio (%)	..17	.43	.27	.58

	Wealth Shares	Service Shares	BOLD® Shares	SPARKSM Shares††
Dreyfus Government Cash Management (continued)
Expenses paid per $1,000†	$2.25	$4.94	$.92	$.85
Ending value (after expenses)	$1,025.30	$1,022.50	$1,026.60	$1,024.60
Annualized expense ratio (%)	.44	..97	.18	.18

	Institutional Shares	Investor Shares	Administrative Shares	Participant Shares	Wealth Shares	Service Shares
Dreyfus Government Securities Cash Management
Expenses paid per $1,000†	$1.02	$2.30	$1.53	$3.06	-	-
Ending value (after expenses)	$1,026.50	$1,025.20	$1,026.00	$1,024.40	-	-
Annualized expense ratio (%)	.20	.45	.30	.60	-	-
Dreyfus Treasury Obligations Cash Management
Expenses paid per $1,000†	$.92	$2.14	$1.48	$2.91	$2.20	$4.94
Ending value (after expenses)	$1,026.60	$1,025.30	$1,026.10	$1,024.60	$1,025.30	$1,022.50
Annualized expense ratio (%)	.18	.42	.29	.57	.43	.97
Dreyfus Treasury Securities Cash Management
Expenses paid per $1,000†	$.92	$2.14	$1.38	$2.91	$2.25	$5.00
Ending value (after expenses)	$1,026.70	$1,025.40	$1,026.20	$1,024.60	$1,025.30	$1,022.60
Annualized expense ratio (%)	.18	.42	.27	.57	.44	.98
†

Expenses are equal to each fund’s annualized expense ratio as shown above for all classes excepft for SPARKSM Shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses are equal to each fund’s annualized expense ratio as shown above for SPARKSM Shares, multipied by the average account value over the period multiplied by 170/365 (to reflect actual number of days).

††	For Dreyfus Government Cash Management SPARKSM Shares from August 15, 2023 (commencement of Initial offering) to January 31, 2024.

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended January 31, 2024

	Institutional Shares	Investor Shares	Administrative Shares	Participant Shares
Dreyfus Government Cash Management
Expenses paid per $1,000†	$.87	$2.19	$1.38	$2.96
Ending value (after expenses)	$1,024.35	$1,023.04	$1,023.84	$1,022.28
Annualized expense ratio (%)	.17	..43	.27	.58

	Wealth Shares	Service Shares	BOLD® Shares	SPARKSM Shares††
Dreyfus Government Cash Management (continued)
Expenses paid per $1,000†	$2.24	$4.94	$.92	$.92
Ending value (after expenses)	$1,022.99	$1,020.32	$1,024.30	$1,024.30
Annualized expense ratio (%)	..44	.97	.18	.18

	Institutional Shares	Investor Shares	Administrative Shares	Participant Shares	Wealth Shares	Service Shares
Dreyfus Government Securities Cash Management
Expenses paid per $1,000†	$1.02	$2.29	$1.53	$3.06	-	-
Ending value (after expenses)	$1,024.20	$1,022.94	$1,023.69	$1,022.18	-	-
Annualized expense ratio (%)	.20	..45	.30	.60	-	-
Dreyfus Treasury Obligations Cash Management
Expenses paid per $1,000†	$.92	$2.14	$1.48	$2.91	$2.19	$4.94
Ending value (after expenses)	$1,024.30	$1,023.09	$1,023.74	$1,022.33	$1,023.04	$1,020.32
Annualized expense ratio (%)	.18	.42	.29	.57	.43	.97
Dreyfus Treasury Securities Cash Management
Expenses paid per $1,000†	$.92	$2.14	$1.38	$2.91	$2.24	$4.99
Ending value (after expenses)	$1,024.30	$1,023.09	$1,023.84	$1,022.33	$1,022.99	$1,020.27
Annualized expense ratio (%)	.18	.42	.27	.57	.44	.98
†					Expenses are equal to each fund’s annualized expense ratio as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

††

Please note that while SPARKSM Shares commenced offering on August 15, 2023, the hypothetical expenses paid during the period reflect projected activity for the full six months period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period August 1, 2023 to January 31, 2024.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited) (continued)

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from August 1, 2023 to January 31, 2024. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended January 31, 2024

	Institutional Shares	Investor Shares	Administrative Shares	Preferred Shares
Dreyfus Cash Management
Expenses paid per $1,000†	$.82	$2.45	$1.53	$.51
Ending value (after expenses)	$1,026.90	$1,025.30	$1,026.30	$1,027.30
Annualized expense ratio (%)	.16	.48	.30	.10
Dreyfus Tax Exempt Cash Management
Expenses paid per $1,000†	$1.02	-	-	-
Ending value (after expenses)	$1,017.10	-	-	-
Annualized expense ratio (%)	.20	-	-	-
†	Expenses are equal to each fund’s annualized expense ratio as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended January 31, 2024

	Institutional Shares	Investor Shares	Administrative Shares	Preferred Shares
Dreyfus Cash Management
Expenses paid per $1,000†	$.82	$2.45	$1.53	$.51
Ending value (after expenses)	$1,024.40	$1,022.79	$1,023.69	$1,024.70
Annualized expense ratio (%)	.16	.48	.30	.10
Dreyfus Tax Exempt Cash Management
Expenses paid per $1,000†	$1.02	-	-	-
Ending value (after expenses)	$1,024.20	-	-	-
Annualized expense ratio (%)	.20	-	-	-
†	Expenses are equal to each fund’s annualized expense ratio as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

January 31, 2024

Dreyfus Government Cash Management
U.S. Government Agencies Obligations - 14.7%	Annualized Yield (%)	Principal Amount ($)		Value ($)
Federal Farm Credit Banks:
2/1/2024, Bonds (3 Month SOFR +0.05%)	5.36	31,000,000	[a]	31,000,000
2/1/2024, Bonds (3 Month SOFR +0.05%)	5.36	46,000,000	[a]	46,000,000
2/1/2024, Bonds (3 Month SOFR +0.05%)	5.36	30,000,000	[a]	30,000,000
2/1/2024, Bonds (3 Month FCPR -3.14%)	5.37	200,000,000	[a]	199,998,212
2/1/2024, Bonds (3 Month FCPR -3.13%)	5.37	125,000,000	[a]	125,000,000
2/1/2024, Bonds (3 Month SOFR +0.10%)	5.41	35,000,000	[a]	35,000,000
2/1/2024, Bonds (3 Month SOFR +0.10%)	5.41	120,000,000	[a]	120,000,000
2/1/2024, Bonds (3 Month SOFR +0.15%)	5.46	95,000,000	[a]	95,000,000
2/1/2024, Bonds (3 Month SOFR +0.15%)	5.46	40,000,000	[a]	40,000,000
2/1/2024, Bonds (3 Month SOFR +0.16%)	5.47	100,000,000	[a]	100,000,000
2/1/2024, Bonds (3 Month SOFR +0.16%)	5.47	30,000,000	[a]	30,000,000
2/1/2024, Bonds (3 Month SOFR +0.17%)	5.48	75,000,000	[a]	75,000,000
2/1/2024, Bonds (3 Month SOFR +0.19%)	5.50	80,000,000	[a]	80,000,000
Federal Home Loan Banks:
2/1/2024, Bonds (3 Month SOFR FLAT)	5.31	720,000,000	[a]	720,000,000
2/1/2024, Bonds (3 Month SOFR FLAT)	5.31	48,000,000	[a]	48,000,000
2/1/2024, Bonds (3 Month SOFR +0.04%)	5.35	500,000,000	[a]	500,000,000
2/1/2024, Bonds (3 Month SOFR +0.04%)	5.35	230,000,000	[a]	230,000,000
2/1/2024, Bonds (3 Month SOFR +0.05%)	5.36	50,000,000	[a]	50,000,000
2/1/2024, Bonds (3 Month SOFR +0.07%)	5.38	750,000,000	[a]	750,000,000
2/1/2024, Bonds (3 Month SOFR +0.07%)	5.38	327,000,000	[a]	327,000,000
2/1/2024, Bonds (3 Month SOFR +0.07%)	5.38	136,000,000	[a]	136,000,000
2/1/2024, Bonds (3 Month SOFR +0.07%)	5.38	200,000,000	[a]	200,000,000
2/1/2024, Bonds (3 Month SOFR +0.07%)	5.38	362,000,000	[a]	362,000,000
2/1/2024, Bonds (3 Month SOFR +0.09%)	5.40	425,000,000	[a]	425,000,000
2/1/2024, Bonds (3 Month SOFR +0.11%)	5.42	217,000,000	[a]	217,000,000
2/1/2024, Bonds (3 Month SOFR +0.12%)	5.43	510,000,000	[a]	510,000,000
2/1/2024, Bonds (3 Month SOFR +0.14%)	5.45	425,000,000	[a]	425,000,000
2/1/2024, Bonds (3 Month SOFR +0.14%)	5.45	80,000,000	[a]	80,000,000
2/1/2024, Bonds (3 Month SOFR +0.15%)	5.46	378,000,000	[a]	378,000,000
2/1/2024, Bonds (3 Month SOFR +0.15%)	5.46	274,000,000	[a]	274,000,000
2/1/2024, Bonds (3 Month SOFR +0.15%)	5.46	100,000,000	[a]	100,000,000
2/1/2024, Bonds (3 Month SOFR +0.16%)	5.47	300,000,000	[a]	300,000,000
2/1/2024, Bonds (3 Month SOFR +0.16%)	5.47	555,000,000	[a]	555,000,000
2/1/2024, Bonds (3 Month SOFR +0.16%)	5.47	387,000,000	[a]	387,000,000
2/1/2024, Bonds (3 Month SOFR +0.16%)	5.47	757,000,000	[a]	757,000,000
2/1/2024, Bonds (3 Month SOFR +0.16%)	5.47	305,000,000	[a]	305,000,000
2/1/2024, Bonds (3 Month SOFR +0.16%)	5.47	250,000,000	[a]	250,000,000
2/9/2024, Notes	4.85	792,000,000	[b]	791,158,720
3/6/2024, Notes	5.17	407,000,000	[b]	405,051,148
4/26/2024, Bonds	5.35	800,000,000		800,000,000
5/6/2024, Bonds	5.28	350,000,000		350,000,000
5/7/2024, Bonds	5.19	250,000,000		250,000,000
5/10/2024, Bonds	5.24	380,000,000		380,000,000
5/28/2024, Bonds	5.28	400,000,000		400,000,000
5/30/2024, Bonds	5.35	400,000,000		400,000,000
6/18/2024, Bonds	5.46	164,705,882		164,705,882
8/19/2024, Bonds	5.58	780,000,000		780,000,000
10/22/2024, Bonds	5.62	781,000,000		781,000,000
11/12/2024, Bonds	5.62	400,000,000		400,000,000
12/13/2024, Bonds	5.56	500,000,000		500,000,000
12/20/2024, Bonds	5.50	1,000,000,000		1,000,000,000
1/3/2025, Bonds	5.54	450,000,000		450,000,000
2/7/2025, Bonds	5.13	588,000,000		588,000,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus Government Cash Management (continued)
U.S. Government Agencies Obligations - 14.7% (continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)
Federal Home Loan Mortgage Corporation:
6/12/2024, Notes	5.42	400,000,000	[c]	400,000,000
6/18/2024, Notes	5.50	200,000,000	[c]	200,000,000
U.S. International Development Finance Corporation:
2/7/2024, (3 Month U.S. T-BILL FLAT)	5.47	6,875,000	[a]	6,875,000
2/7/2024, (3 Month U.S. T-BILL FLAT)	5.47	15,000,000	[a]	15,000,000
2/7/2024, (3 Month U.S. T-BILL FLAT)	5.47	15,230,770	[a]	15,230,770
2/7/2024, (3 Month U.S. T-BILL FLAT)	5.47	9,750,000	[a]	9,750,000
2/7/2024, (3 Month U.S. T-BILL FLAT)	5.47	15,625,000	[a]	15,625,000
2/7/2024, (3 Month U.S. T-BILL FLAT)	5.47	2,947,369	[a]	2,947,368
2/7/2024, (3 Month U.S. T-BILL FLAT)	5.47	13,750,000	[a]	13,750,000
Total U.S. Government Agencies Obligations (cost $18,412,092,100)				18,412,092,100
U.S. Treasury Bills - 20.5%
2/13/2024	5.39	1,210,000,000	[b]	1,207,859,166
2/15/2024	5.37	200,000,000	[b]	199,588,556
2/22/2024	5.36	160,000,000	[b]	159,508,133
2/29/2024	5.45	777,080,000	[b]	773,846,484
3/19/2024	5.36	275,000,000	[b]	273,113,309
4/9/2024	5.37	513,000,000	[b]	507,922,440
4/11/2024	5.45	600,000,000	[b]	593,793,332
4/16/2024	5.38	658,000,000	[b]	650,803,124
4/18/2024	5.40	1,850,000,000	[b]	1,829,172,033
4/25/2024	5.47	1,671,000,000	[b]	1,650,237,828
5/2/2024	2.34	1,136,690,000	[b]	1,121,584,782
5/21/2024	5.34	1,533,000,000	[b]	1,508,712,590
5/23/2024	5.39	1,350,000,000	[b]	1,328,041,776
5/28/2024	5.35	1,225,000,000	[b]	1,204,357,213
5/30/2024	5.41	550,000,000	[b]	540,473,389
6/6/2024	5.36	1,101,000,000	[b]	1,081,000,338
6/13/2024	5.35	1,170,000,000	[b]	1,147,633,467
6/27/2024	5.26	2,200,000,000	[b]	2,154,364,671
7/5/2024	5.23	3,500,000,000	[b]	3,423,974,643
7/11/2024	5.22	1,200,000,000	[b]	1,173,005,671
8/1/2024	5.03	632,000,000	[b]	616,072,374
10/3/2024	5.45	1,226,000,000	[b]	1,182,738,377
11/29/2024	5.22	80,280,000	[b]	76,956,475
1/23/2025	4.85	1,250,000,000	[b]	1,193,351,039
Total U.S. Treasury Bills (cost $25,598,111,210)				25,598,111,210
U.S. Treasury Floating Rate Notes - 7.7%
2/1/2024, (3 Month USBMMY -0.08%)	5.22	2,525,000,000	[a]	2,524,657,972
2/1/2024, (3 Month USBMMY +0.04%)	5.33	2,620,600,000	[a]	2,620,162,321
2/1/2024, (3 Month USBMMY +0.13%)	5.42	868,000,000	[a]	867,683,594
2/1/2024, (3 Month USBMMY +0.14%)	5.43	1,031,000,000	[a]	1,030,670,987
2/1/2024, (3 Month USBMMY +0.17%)	5.46	50,000,000	[a]	49,998,165
2/1/2024, (3 Month USBMMY +0.17%)	5.46	1,068,000,000	[a]	1,068,000,000
2/1/2024, (3 Month USBMMY +0.20%)	5.49	1,163,000,000	[a]	1,163,025,304
2/1/2024, (3 Month USBMMY +0.25%)	5.54	318,000,000	[a]	318,004,097
Total U.S. Treasury Floating Rate Notes (cost $9,642,202,440)				9,642,202,440

Dreyfus Government Cash Management (continued)
Repurchase Agreements - 55.2%	Annualized Yield (%)	Principal Amount ($)	Value ($)
ABN Amro Bank, Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $251,037,023 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-1.88%, due 2/22/2024-2/15/2032, valued at $256,020,022)	5.31	251,000,000	251,000,000
Banco Santander SA, Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $1,799,263,853 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-4.63%, due 6/30/2024-8/15/2033, valued at $1,834,980,079)	5.28	1,799,000,000	1,799,000,000
Banco Santander SA, Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $342,050,255 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-5.00%, due 7/31/2024-11/15/2033, valued at $348,840,030)	5.29	342,000,000	342,000,000
Banco Santander SA, Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $1,396,205,522 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-4.38%, due 7/15/2024-11/15/2052, valued at $1,423,920,127)	5.30	1,396,000,000	1,396,000,000
Banco Santander SA, Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $100,014,736 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.00%-6.00%, due 1/1/2034-11/1/2053, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-6.00%, due 11/1/2030-4/1/2053, valued at $102,000,000)	5.31	100,000,000	100,000,000
Bank of America Securities, Inc., Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $500,073,611 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-4.75%, due 5/15/2025-8/15/2045, valued at $510,000,000)	5.30	500,000,000	500,000,000

Bank of America Securities, Inc., Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $1,700,251,222 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 0.54%-1.39%, due 3/15/2038-6/15/2054, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 0.00%-4.50%, due 4/25/2048-2/25/2054, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.00%-7.47%, due 1/1/2026-1/1/2054, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-4.00%, due 6/25/2033-12/25/2053, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-7.50%, due 8/1/2026-1/1/2054, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-7.00%, due 6/20/2034-5/20/2073, Government National Mortgage Association Agency Mortgage-Backed Securities, 3.00%-7.00%, due 4/15/2029-10/20/2063, valued at $1,757,366,934)

	5.32	1,700,000,000	1,700,000,000
Bank of Montreal, Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $1,500,221,250 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-7.63%, due 2/15/2024-11/15/2053, valued at $1,530,000,023)	5.31	1,500,000,000	1,500,000,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus Government Cash Management (continued)
Repurchase Agreements - 55.2% (continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)

Bank of Montreal, Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $500,073,750 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 0.54%-0.74%, due 3/15/2043-6/15/2047, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 0.00%-5.00%, due 4/25/2041-9/25/2052, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 5.50%-6.00%, due 7/1/2053-1/1/2054, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-4.00%, due 3/25/2046-9/25/2052, Federal National Mortgage Association Agency Debentures and Agency Strips, 2.00%, due 3/1/2051, Federal National Mortgage Association Agency Mortgage-Backed Securities, 0.36%, due 2/25/2031, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-5.00%, due 5/20/2044-3/20/2073, valued at $533,583,596)

	5.31	500,000,000	500,000,000
Bank of Nova Scotia, Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $791,116,673 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-7.63%, due 2/8/2024-5/15/2052, valued at $806,939,013)	5.31	791,000,000	791,000,000
Barclays Bank PLC, Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $500,073,750 (fully collateralized by: U.S. Treasuries (including strips), 1.13%-3.63%, due 5/15/2026-6/30/2029, valued at $510,000,040)	5.31	500,000,000	500,000,000
BNP Paribas SA, Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $500,073,750 (fully collateralized by: U.S. Treasuries (including strips), 0.50%-4.25%, due 5/15/2025-1/31/2029, valued at $510,000,056)	5.31	500,000,000	500,000,000

Canadian Imperial Bank of Commerce, Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $465,068,717 (fully collateralized by: Federal Agricultural Mortgage Corp Agency Debentures and Agency Strips, 3.20%, due 1/21/2050, Federal Farm Credit Bank Agency Debentures and Agency Strips, 2.62%-3.54%, due 3/29/2032-12/16/2036, Federal Home Loan Banks Agency Debentures and Agency Strips, 2.47%-4.03%, due 9/27/2035-3/23/2040, Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 0.00%-7.50%, due 5/15/2024-11/15/2047, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 3.50%-5.50%, due 11/15/2036-11/25/2052, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.00%-6.50%, due 1/1/2035-1/1/2054, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-7.00%, due 11/25/2024-8/25/2055, Federal National Mortgage Association Agency Debentures and Agency Strips, 6.50%, due 4/25/2038, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-7.00%, due 10/1/2029-2/1/2054, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-6.35%, due 5/20/2031-9/20/2072, Government National Mortgage Association Agency Mortgage-Backed Securities, 3.00%-7.00%, due 7/20/2046-11/20/2053, U.S. Treasuries (including strips), 0.13%-1.50%, due 7/15/2028-2/15/2053, valued at $476,004,982)

	5.32	465,000,000	465,000,000
Citigroup Global Markets, Inc., Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $440,064,900 (fully collateralized by: U.S. Treasuries (including strips), 0.75%-5.50%, due 6/30/2028-7/31/2029, valued at $448,800,079)	5.31	440,000,000	440,000,000

Dreyfus Government Cash Management (continued)
Repurchase Agreements - 55.2% (continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)
Credit Agricole CIB, Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $3,929,579,527 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-4.00%, due 1/15/2025-8/15/2053, valued at $4,007,580,000)	5.31	3,929,000,000	3,929,000,000
Credit Agricole CIB, Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $200,029,556 (fully collateralized by: U.S. Treasuries (including strips), 3.38%-4.38%, due 12/15/2026-5/15/2033, valued at $204,000,093)	5.32	200,000,000	200,000,000
Credit Agricole CIB, Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $700,103,444 (fully collateralized by: Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-6.00%, due 12/1/2036-11/1/2053, valued at $714,000,000)	5.32	700,000,000	700,000,000
Daiwa Capital Markets America, Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $410,060,475 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-5.22%, due 2/15/2024-11/15/2052, valued at $418,200,011)	5.31	410,000,000	410,000,000

Daiwa Capital Markets America, Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $1,025,151,472 (fully collateralized by: Federal Farm Credit Bank Agency Debentures and Agency Strips, 3.88%, due 1/18/2029, Federal Home Loan Banks Agency Debentures and Agency Strips, 4.75%, due 12/12/2025-12/8/2028, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 1.50%-7.00%, due 5/1/2031-1/1/2054, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.50%-7.50%, due 9/1/2027-4/1/2056, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-7.50%, due 8/20/2035-12/20/2053, U.S. Treasuries (including strips), 0.25%-5.00%, due 2/29/2024-11/15/2053, valued at $1,045,500,055)

	5.32	1,025,000,000	1,025,000,000
Deutsche Bank Securities, Inc., Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $1,000,147,500 (fully collateralized by: U.S. Treasuries (including strips), 0.63%-4.25%, due 12/31/2024-2/15/2032, valued at $1,020,000,033)	5.31	1,000,000,000	1,000,000,000
Deutsche Bank Securities, Inc., Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $2,000,295,000 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-3.88%, due 7/15/2024-2/15/2053, valued at $2,040,000,011)	5.31	2,000,000,000	2,000,000,000
Federal Reserve Bank of New York, Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $1,500,220,833 (fully collateralized by: U.S. Treasuries (including strips), 0.88%, due 11/15/2030, valued at $1,500,220,866)	5.30	1,500,000,000	1,500,000,000
Fixed Income Clearing Corp., Tri-Party Agreement thru Northern Trust Company, dated 1/31/2024, due at 2/1/2024 in the amount of $6,300,929,250 (fully collateralized by: U.S. Treasuries (including strips), 2.75%-4.00%, due 5/31/2029-3/31/2030, valued at $6,426,000,000)	5.31	6,300,000,000	6,300,000,000
Fixed Income Clearing Corp., Tri-Party Agreement thru Northern Trust Company, dated 1/31/2024, due at 2/1/2024 in the amount of $1,500,221,667 (fully collateralized by: U.S. Treasuries (including strips), 3.75%-4.63%, due 9/30/2030-1/31/2031, valued at $1,530,000,000)	5.32	1,500,000,000	1,500,000,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus Government Cash Management (continued)
Repurchase Agreements - 55.2% (continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)
Fixed Income Clearing Corp., Tri-Party Agreement thru Northern Trust Company, dated 1/31/2024, due at 2/1/2024 in the amount of $180,026,600 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-3.25%, due 1/15/2025-6/30/2029, valued at $183,600,000)	5.32	180,000,000	180,000,000
Fixed Income Clearing Corp., Tri-Party Agreement thru State Street Corp., dated 1/31/2024, due at 2/1/2024 in the amount of $1,500,221,667 (fully collateralized by: U.S. Treasuries (including strips), 0.88%-4.63%, due 9/30/2026-10/15/2026, valued at $1,530,000,086)	5.32	1,500,000,000	1,500,000,000
Goldman Sachs & CO. LLC, Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $1,400,206,889 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-4.00%, due 3/31/2024-11/15/2046, valued at $1,428,000,054)	5.32	1,400,000,000	1,400,000,000
HSBC Securities USA, Inc., Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $20,002,950 (fully collateralized by: Government National Mortgage Association Agency Mortgage-Backed Securities, 2.50%-7.00%, due 6/20/2029-10/20/2053, valued at $20,400,000)	5.31	20,000,000	20,000,000
HSBC Securities USA, Inc., Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $1,250,184,722 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.01%-6.50%, due 8/1/2035-8/1/2053, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-7.50%, due 12/1/2025-2/1/2054, valued at $1,275,000,000)	5.32	1,250,000,000	1,250,000,000
ING Financial Markets LLC, Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $250,036,875 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-5.00%, due 2/27/2024-8/15/2045, valued at $255,000,009)	5.31	250,000,000	250,000,000
ING Financial Markets LLC, Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $500,073,750 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-5.00%, due 2/27/2024-2/15/2045, valued at $510,000,090)	5.31	500,000,000	500,000,000
ING Financial Markets LLC, Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $500,073,889 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 3.00%-6.50%, due 6/1/2043-12/1/2053, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.50%-7.00%, due 7/1/2033-1/1/2054, valued at $510,000,037)	5.32	500,000,000	500,000,000
JP Morgan Securities LLC, Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $4,000,590,000 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-2.50%, due 3/15/2024-11/15/2028, valued at $4,080,000,001)	5.31	4,000,000,000	4,000,000,000
JP Morgan Securities LLC, Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $625,092,361 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 6.38%, due 12/1/2035, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-6.50%, due 11/1/2028-3/1/2062, valued at $637,500,001)	5.32	625,000,000	625,000,000
JP Morgan Securities LLC, Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $6,375,942,083 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 1.64%-6.34%, due 1/1/2029-1/1/2051, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.00%-7.50%, due 3/1/2028-1/1/2054, valued at $6,502,500,001)	5.32	6,375,000,000	6,375,000,000

Dreyfus Government Cash Management (continued)
Repurchase Agreements - 55.2% (continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)
JP Morgan Securities LLC, (1 Month SOFR +0.01%), Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at interest rate reset date of 2/1/2024 in the amount of $843,731,233 and maturity date of 2/7/2024 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 4.00%, due 9/1/2047, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.38%-6.50%, due 4/1/2028-1/1/2060, valued at $856,800,002)	5.32	840,000,000	[a]	840,000,000

JP Morgan Securities LLC, (1 Month SOFR +0.02%), Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at interest rate reset date of 2/1/2024 in the amount of $353,566,693 and maturity date of 2/7/2024 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 0.64%-5.91%, due 6/15/2033-5/25/2047, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 0.00%-6.00%, due 1/25/2036-12/25/2053, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.69%-9.99%, due 12/25/2033-1/25/2049, Federal National Mortgage Association Agency Debentures and Agency Strips, 2.71%-6.50%, due 6/1/2033-9/1/2053, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-6.20%, due 12/20/2045-7/16/2065, valued at $379,809,672)

	5.33	352,000,000	[a]	352,000,000

JP Morgan Securities LLC, (1 Month SOFR +0.16%), Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at interest rate reset date of 2/1/2024 in the amount of $497,260,912 and maturity date of 5/1/2024 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 2.00%-6.07%, due 7/15/2037-10/15/2047, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 0.00%-6.00%, due 12/25/2049-10/25/2053, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 4.00%-5.96%, due 4/25/2034-5/25/2050, Federal National Mortgage Association Agency Debentures and Agency Strips, 3.00%-6.00%, due 4/1/2038-9/1/2053, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 1.00%-6.50%, due 12/20/2034-7/16/2064, valued at $528,311,225)

	5.47	495,000,000	[d]	495,000,000

JP Morgan Securities LLC, (1 Month SOFR +0.16%), Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at interest rate reset date of 2/1/2024 in the amount of $1,004,567,500 and maturity date of 5/1/2024 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 0.19%-9.09%, due 8/15/2028-1/25/2051, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 0.28%-6.00%, due 10/15/2037-1/25/2053, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.11%-5.91%, due 10/25/2025-11/25/2050, Federal National Mortgage Association Agency Debentures and Agency Strips, 0.00%-6.00%, due 6/1/2031-9/1/2053, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-6.50%, due 8/20/2033-7/16/2065, valued at $1,064,801,107)

	5.47	1,000,000,000	[d]	1,000,000,000
Mizuho Securities USA, Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $1,750,258,125 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-5.46%, due 2/6/2024-4/30/2025, valued at $1,785,000,079)	5.31	1,750,000,000		1,750,000,000
Natixis, Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $500,073,750 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-7.63%, due 1/23/2025-9/30/2030, Cash Collateral Pledge in amount of 165,889,242, valued at $510,000,000)	5.31	500,000,000		500,000,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus Government Cash Management (continued)
Repurchase Agreements - 55.2% (continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)
Nomura Securities International, Inc., Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $705,103,988 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-6.13%, due 2/15/2024-11/15/2053, valued at $719,100,005)	5.31	705,000,000	705,000,000
Nomura Securities International, Inc., Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $945,139,387 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-6.88%, due 2/15/2024-11/15/2053, valued at $963,900,051)	5.31	945,000,000	945,000,000
Nomura Securities International, Inc., Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $3,250,480,278 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.50%-6.50%, due 10/1/2038-11/1/2053, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.53%-7.50%, due 12/1/2024-12/1/2061, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-6.50%, due 2/20/2050-9/15/2064, U.S. Treasuries (including strips), 0.00%-1.25%, due 2/6/2024-6/30/2028, valued at $3,315,000,000)	5.32	3,250,000,000	3,250,000,000

Royal Bank of Canada, Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $2,925,432,250 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 0.00%-6.54%, due 9/15/2026-8/15/2057, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 0.00%-6.00%, due 1/25/2031-12/25/2053, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.50%-6.00%, due 4/1/2033-2/1/2053, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-10.00%, due 11/25/2027-11/25/2061, Federal National Mortgage Association Agency Debentures and Agency Strips, 2.00%-4.00%, due 2/25/2031-8/25/2052, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-7.50%, due 2/20/2027-2/16/2065, Government National Mortgage Association Agency Mortgage-Backed Securities, 1.50%-7.00%, due 5/15/2036-9/20/2063, valued at $3,147,453,668)

	5.32	2,925,000,000	2,925,000,000

Royal Bank of Canada, Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $2,110,311,811 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 0.00%-6.00%, due 12/15/2027-8/15/2056, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 0.00%-5.50%, due 9/25/2033-2/25/2054, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-6.50%, due 12/25/2027-3/25/2062, Federal National Mortgage Association Agency Debentures and Agency Strips, 2.50%-5.00%, due 4/25/2052-2/1/2053, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-7.00%, due 2/20/2034-3/16/2064, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-8.00%, due 5/20/2027-8/20/2063, U.S. Treasuries (including strips), 0.00%-7.63%, due 2/13/2024-11/15/2045, valued at $2,208,817,455)

	5.32	2,110,000,000	2,110,000,000
Societe Generale, Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $1,600,235,556 (fully collateralized by: Government National Mortgage Association Agency Mortgage-Backed Securities, 3.50%-6.50%, due 10/20/2047-8/20/2053, valued at $1,632,000,001)	5.30	1,600,000,000	1,600,000,000

Dreyfus Government Cash Management (continued)
Repurchase Agreements - 55.2% (continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)

Societe Generale, (1 Month SOFR FLAT), Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at interest rate reset date of 2/1/2024 in the amount of $1,000,147,500 and maturity date of 2/7/2024 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.50%-5.50%, due 5/1/2047-1/1/2053, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.50%-6.00%, due 1/1/2041-12/1/2053, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.65%-7.50%, due 6/20/2051-3/15/2063, U.S. Treasuries (including strips), 2.00%-4.00%, due 5/15/2042-2/15/2053, valued at $1,020,000,071)

	5.31	1,000,000,000	[a]	1,000,000,000
Sumitomo Mitsui Banking Corp., Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $4,300,634,250 (fully collateralized by: U.S. Treasuries (including strips), 0.25%-5.00%, due 2/29/2024-2/15/2051, valued at $4,402,168,658)	5.31	4,300,000,000		4,300,000,000
Sumitomo Mitsui Banking Corp., Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $550,081,278 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 4.00%-6.50%, due 7/1/2052-1/1/2054, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-4.00%, due 10/1/2041-4/1/2051, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.50%-4.00%, due 7/20/2046-8/20/2052, valued at $562,530,560)	5.32	550,000,000		550,000,000
TD Securities (USA) LLC, Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $500,073,750 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 3.50%-7.00%, due 4/1/2032-2/1/2054, valued at $510,000,001)	5.31	500,000,000		500,000,000
UBS Securities LLC, Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $300,044,250 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-7.63%, due 2/1/2024-8/15/2053, Cash Collateral Pledge in amount of 16,773,417, valued at $306,000,000)	5.31	300,000,000		300,000,000
Total Repurchase Agreements (cost $69,070,000,000)				69,070,000,000
Total Investments (cost $122,722,405,750)		98.1%		122,722,405,750
Cash and Receivables (Net)		1.9%		2,408,753,532
Net Assets		100.0%		125,131,159,282

a Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

b Security is a discount security. Income is recognized through the accretion of discount.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Illiquid security; investment has a put feature and a variable or floating rate. Security description also includes the reference rate and spread if published and available. The interest rate shown is the current rate as of January 31, 2024 and changes periodically. The maturity date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At January 31, 2024, these securities amounted to $1,495,000,000 or 1.19% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	55.2
U.S. Treasury Securities	28.2
U.S. Government Agencies Obligations	14.7
98.1

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS (continued)

Dreyfus Government Securities Cash Management
U.S. Government Agencies Obligations - 17.0%	Annualized Yield (%)	Principal Amount ($)		Value ($)
Federal Farm Credit Banks:
2/1/2024, Bonds (3 Month SOFR +0.05%)	5.36	17,000,000	[a]	17,000,000
2/1/2024, Bonds (3 Month SOFR +0.05%)	5.36	10,000,000	[a]	10,000,000
2/1/2024, Bonds (3 Month SOFR +0.05%)	5.36	15,000,000	[a]	15,000,000
2/1/2024, Bonds (3 Month SOFR +0.05%)	5.36	5,000,000	[a]	5,000,000
2/1/2024, Bonds (3 Month SOFR +0.08%)	5.39	15,000,000	[a]	14,999,126
2/1/2024, Bonds (3 Month SOFR +0.10%)	5.41	25,000,000	[a]	25,000,000
2/1/2024, Bonds (3 Month SOFR +0.20%)	5.51	5,000,000	[a]	5,000,000
Federal Home Loan Banks:
2/1/2024, Notes	5.25	150,000,000	[b]	150,000,000
2/1/2024, Bonds (3 Month SOFR FLAT)	5.31	28,000,000	[a]	28,000,000
2/1/2024, Bonds (3 Month SOFR FLAT)	5.31	40,000,000	[a]	40,000,000
2/1/2024, Bonds (3 Month SOFR FLAT)	5.31	20,000,000	[a]	20,000,000
2/1/2024, Bonds (3 Month SOFR +0.04%)	5.35	25,000,000	[a]	25,000,000
2/1/2024, Bonds (3 Month SOFR +0.04%)	5.35	20,000,000	[a]	20,000,000
2/1/2024, Bonds (3 Month SOFR +0.05%)	5.36	20,000,000	[a]	20,000,000
2/1/2024, Bonds (3 Month SOFR +0.06%)	5.37	25,000,000	[a]	25,000,000
2/1/2024, Bonds (3 Month SOFR +0.06%)	5.37	12,000,000	[a]	12,000,000
2/1/2024, Bonds (3 Month SOFR +0.07%)	5.38	30,000,000	[a]	30,000,000
2/1/2024, Bonds (3 Month SOFR +0.07%)	5.38	10,000,000	[a]	10,000,000
2/1/2024, Bonds (3 Month SOFR +0.09%)	5.40	25,000,000	[a]	25,000,000
2/1/2024, Bonds (3 Month SOFR +0.11%)	5.42	15,000,000	[a]	15,000,000
2/1/2024, Bonds (3 Month SOFR +0.14%)	5.45	14,000,000	[a]	14,000,000
2/1/2024, Bonds (3 Month SOFR +0.14%)	5.45	19,000,000	[a]	19,000,000
2/1/2024, Bonds (3 Month SOFR +0.15%)	5.46	15,000,000	[a]	15,000,000
2/1/2024, Bonds (3 Month SOFR +0.16%)	5.47	22,000,000	[a]	22,000,000
2/1/2024, Bonds (3 Month SOFR +0.16%)	5.47	5,000,000	[a]	5,000,000
2/9/2024, Notes	4.85	23,000,000	[b]	22,975,569
3/6/2024, Notes	5.17	10,000,000	[b]	9,952,117
3/15/2024, Notes	5.36	40,000,000	[b]	39,749,071
4/26/2024, Bonds	5.35	25,000,000		25,000,000
5/10/2024, Bonds	5.24	10,000,000		10,000,000
5/30/2024, Bonds	5.35	10,000,000		10,000,000
8/19/2024, Bonds	5.58	10,000,000		10,000,000
10/22/2024, Bonds	5.62	25,000,000		25,000,000
11/12/2024, Bonds	5.62	5,000,000		5,000,000
1/3/2025, Bonds	5.54	16,000,000		16,000,000
Total U.S. Government Agencies Obligations (cost $760,675,883)				760,675,883
U.S. Treasury Bills - 78.0%
2/1/2024	5.34	235,000,000	[b]	235,000,000
2/6/2024	5.32	379,000,000	[b]	378,724,028
2/8/2024	5.36	165,000,000	[b]	164,830,512
2/13/2024	5.37	130,000,000	[b]	129,770,783
2/15/2024	5.37	85,000,000	[b]	84,825,262
2/20/2024	5.37	285,000,000	[b]	284,206,116
2/22/2024	5.36	97,000,000	[b]	96,701,514
2/27/2024	5.38	165,000,000	[b]	164,369,735
2/29/2024	5.40	85,000,000	[b]	84,649,572
3/7/2024	5.37	200,000,000	[b]	198,974,792
3/14/2024	5.33	165,000,000	[b]	163,984,650
3/19/2024	5.38	180,000,000	[b]	178,761,158
3/21/2024	5.37	75,000,000	[b]	74,463,042
3/26/2024	5.39	70,000,000	[b]	69,446,125
3/28/2024	5.38	100,000,000	[b]	99,181,778

Dreyfus Government Securities Cash Management (continued)
U.S. Treasury Bills - 78.0% (continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)
4/2/2024	5.36	40,000,000	[b]	39,644,844
4/4/2024	5.47	20,000,000	[b]	19,813,100
4/9/2024	5.37	28,000,000	[b]	27,722,862
4/11/2024	5.38	65,000,000	[b]	64,335,875
4/18/2024	5.40	60,000,000	[b]	59,324,753
4/25/2024	5.41	140,000,000	[b]	138,279,167
4/30/2024	5.35	100,000,000	[b]	98,711,973
5/2/2024	5.47	55,000,000	[b]	54,272,885
5/21/2024	5.34	75,000,000	[b]	73,811,770
5/28/2024	5.35	45,000,000	[b]	44,241,694
5/30/2024	5.41	30,000,000	[b]	29,480,367
6/6/2024	5.36	50,000,000	[b]	49,091,750
6/13/2024	5.27	70,000,000	[b]	68,681,822
6/27/2024	5.26	90,000,000	[b]	88,133,100
7/5/2024	5.23	100,000,000	[b]	97,827,847
7/11/2024	5.22	20,000,000	[b]	19,550,094
8/1/2024	5.02	23,000,000	[b]	22,420,355
10/3/2024	5.45	43,000,000	[b]	41,482,667
1/23/2025	4.85	43,000,000	[b]	41,051,276
Total U.S. Treasury Bills (cost $3,485,767,268)				3,485,767,268
U.S. Treasury Floating Rate Notes - 10.1%
2/1/2024, (3 Month USBMMY -0.08%)	5.22	73,000,000	[a]	72,993,396
2/1/2024, (3 Month USBMMY +0.04%)	5.33	80,000,000	[a]	79,986,657
2/1/2024, (3 Month USBMMY +0.13%)	5.42	61,000,000	[a]	60,962,431
2/1/2024, (3 Month USBMMY +0.14%)	5.43	40,000,000	[a]	39,985,312
2/1/2024, (3 Month USBMMY +0.17%)	5.46	60,000,000	[a]	59,998,508
2/1/2024, (3 Month USBMMY +0.17%)	5.46	40,000,000	[a]	39,972,371
2/1/2024, (3 Month USBMMY +0.20%)	5.49	87,000,000	[a]	87,008,354
2/1/2024, (3 Month USBMMY +0.25%)	5.54	11,000,000	[a]	11,000,000
Total U.S. Treasury Floating Rate Notes (cost $451,907,029)				451,907,029
Total Investments (cost $4,698,350,180)		105.1%		4,698,350,180
Liabilities, Less Cash and Receivables		(5.1%)		(225,876,435)
Net Assets		100.0%		4,472,473,745

a Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

b Security is a discount security. Income is recognized through the accretion of discount.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Treasury Securities	88.1
U.S. Government Agencies Obligations	17.0
105.1

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS (continued)

Dreyfus Treasury Obligations Cash Management
U.S. Treasury Bills - 46.5%	Annualized Yield (%)	Principal Amount ($)		Value ($)
2/8/2024	5.36	300,000,000	[a]	299,692,000
2/13/2024	5.38	900,000,000	[a]	898,412,166
2/15/2024	5.37	645,000,000	[a]	643,674,384
2/20/2024	5.36	326,000,000	[a]	325,093,267
2/22/2024	5.37	545,000,000	[a]	543,322,246
2/27/2024	5.40	968,000,000	[a]	964,289,142
2/29/2024	5.40	1,180,000,000	[a]	1,175,132,706
3/5/2024	5.38	440,000,000	[a]	437,868,384
3/7/2024	5.37	1,050,000,000	[a]	1,044,620,209
3/12/2024	5.38	430,000,000	[a]	427,479,721
3/14/2024	5.37	450,000,000	[a]	447,238,500
3/19/2024	5.38	400,000,000	[a]	397,250,500
3/21/2024	5.37	400,000,000	[a]	397,136,222
3/26/2024	5.38	853,000,000	[a]	846,264,137
3/28/2024	5.38	600,000,000	[a]	595,090,667
4/2/2024	5.36	480,000,000	[a]	475,738,134
4/4/2024	5.47	125,000,000	[a]	123,831,875
4/9/2024	5.37	400,000,000	[a]	396,040,889
4/11/2024	5.45	428,000,000	[a]	423,572,577
4/16/2024	5.38	300,000,000	[a]	296,718,749
4/18/2024	5.41	850,000,000	[a]	840,406,548
4/25/2024	5.47	737,000,000	[a]	727,842,776
4/30/2024	5.35	550,000,000	[a]	542,915,849
5/2/2024	5.47	494,000,000	[a]	487,438,546
5/7/2024	5.35	480,000,000	[a]	473,344,000
5/21/2024	5.34	650,000,000	[a]	639,702,011
5/28/2024	5.35	450,000,000	[a]	442,416,936
5/30/2024	5.41	300,000,000	[a]	294,803,667
6/6/2024	5.36	410,000,000	[a]	402,552,351
6/13/2024	5.30	578,000,000	[a]	567,042,205
6/27/2024	5.26	884,000,000	[a]	865,662,895
7/5/2024	5.23	1,200,000,000	[a]	1,173,934,163
7/11/2024	5.22	487,000,000	[a]	476,044,802
8/1/2024	5.03	250,000,000	[a]	243,699,515
10/3/2024	5.45	500,000,000	[a]	482,356,598
11/29/2024	5.22	25,000,000	[a]	23,965,021
1/23/2025	4.85	451,000,000	[a]	430,561,055
Total U.S. Treasury Bills (cost $20,273,155,413)				20,273,155,413
U.S. Treasury Floating Rate Notes - 13.1%
2/1/2024, (3 Month USBMMY -0.08%)	5.22	622,000,000	[b]	621,899,246
2/1/2024, (3 Month USBMMY +0.04%)	5.33	950,000,000	[b]	949,827,446
2/1/2024, (3 Month USBMMY +0.13%)	5.42	1,065,000,000	[b]	1,064,480,592
2/1/2024, (3 Month USBMMY +0.14%)	5.43	454,000,000	[b]	453,836,081
2/1/2024, (3 Month USBMMY +0.17%)	5.46	764,000,000	[b]	763,983,245
2/1/2024, (3 Month USBMMY +0.17%)	5.46	690,475,000	[b]	690,101,352
2/1/2024, (3 Month USBMMY +0.20%)	5.49	1,050,000,000	[b]	1,050,043,087
2/1/2024, (3 Month USBMMY +0.25%)	5.54	124,000,000	[b]	124,001,524
Total U.S. Treasury Floating Rate Notes (cost $5,718,172,573)				5,718,172,573
U.S. Treasury Notes - ..3%
8/15/2024 (cost $123,057,868)	5.30	125,000,000		123,057,868

Dreyfus Treasury Obligations Cash Management (continued)
Repurchase Agreements - 39.2%	Annualized Yield (%)	Principal Amount ($)	Value ($)
ABN Amro Bank, Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $210,030,975 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-1.88%, due 2/22/2024-2/15/2032, valued at $214,200,018)	5.31	210,000,000	210,000,000
Bank of America Securities, Inc., Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $2,500,368,750 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-7.50%, due 2/15/2024-5/15/2053, valued at $2,550,000,000)	5.31	2,500,000,000	2,500,000,000
Bank of Montreal, Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $1,000,147,500 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-7.63%, due 2/15/2024-11/15/2053, valued at $1,020,000,016)	5.31	1,000,000,000	1,000,000,000
Bank of Nova Scotia, Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $860,126,850 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-7.63%, due 2/8/2024-5/15/2052, valued at $877,329,394)	5.31	860,000,000	860,000,000
Credit Agricole CIB, Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $459,067,702 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-4.00%, due 1/15/2025-8/15/2053, valued at $468,180,000)	5.31	459,000,000	459,000,000
Deutsche Bank Securities, Inc., Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $500,073,750 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-3.88%, due 7/15/2024-2/15/2053, valued at $510,000,003)	5.31	500,000,000	500,000,000
Federal Reserve Bank of New York, Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $500,073,611 (fully collateralized by: U.S. Treasuries (including strips), 0.38%-3.00%, due 7/15/2024-5/15/2042, valued at $500,073,614)	5.30	500,000,000	500,000,000
Fixed Income Clearing Corp., Tri-Party Agreement thru Northern Trust Company, dated 1/31/2024, due at 2/1/2024 in the amount of $4,000,590,000 (fully collateralized by: U.S. Treasuries (including strips), 1.38%-4.88%, due 9/30/2028-1/31/2029, valued at $4,080,000,000)	5.31	4,000,000,000	4,000,000,000
HSBC Securities USA, Inc., Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $1,800,265,500 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-7.63%, due 2/6/2024-2/15/2053, valued at $1,836,000,000)	5.31	1,800,000,000	1,800,000,000
ING Financial Markets LLC, Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $50,007,375 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-5.00%, due 2/27/2024-8/15/2045, valued at $51,000,002)	5.31	50,000,000	50,000,000
JP Morgan Securities LLC, Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $2,950,435,125 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-4.75%, due 2/15/2024-10/15/2028, valued at $3,009,000,049)	5.31	2,950,000,000	2,950,000,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus Treasury Obligations Cash Management (continued)
Repurchase Agreements - 39.2% (continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)
Sumitomo Mitsui Banking Corp., Tri-Party Agreement thru BNY Mellon, dated 1/31/2024, due at 2/1/2024 in the amount of $2,250,331,875 (fully collateralized by: U.S. Treasuries (including strips), 0.25%-5.00%, due 2/29/2024-2/15/2051, valued at $2,303,460,344)	5.31	2,250,000,000	2,250,000,000
Total Repurchase Agreements (cost $17,079,000,000)			17,079,000,000
Total Investments (cost $43,193,385,854)		99.1%	43,193,385,854
Cash and Receivables (Net)		.9%	410,465,484
Net Assets		100.0%	43,603,851,338

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Treasury Securities	59.9
Repurchase Agreements	39.2
99.1

† Based on net assets.

See notes to financial statements.

Dreyfus Treasury Securities Cash Management
U.S. Treasury Bills - 92.9%	Annualized Yield (%)	Principal Amount ($)		Value ($)
2/1/2024	5.36	3,606,000,000	[a]	3,606,000,000
2/6/2024	5.36	3,846,280,000	[a]	3,843,457,792
2/8/2024	5.36	2,003,000,000	[a]	2,000,942,723
2/13/2024	5.37	2,000,720,000	[a]	1,997,193,213
2/15/2024	5.37	2,210,650,000	[a]	2,206,104,942
2/20/2024	5.38	2,396,700,000	[a]	2,390,009,592
2/22/2024	5.37	2,481,475,000	[a]	2,473,837,555
2/27/2024	5.41	1,658,000,000	[a]	1,651,636,838
2/29/2024	5.38	3,319,000,000	[a]	3,305,346,948
3/5/2024	5.38	1,325,000,000	[a]	1,318,580,928
3/7/2024	5.36	1,698,000,000	[a]	1,689,314,664
3/12/2024	5.38	1,717,000,000	[a]	1,706,931,024
3/14/2024	5.33	1,842,000,000	[a]	1,830,663,010
3/19/2024	5.38	2,335,000,000	[a]	2,318,933,665
3/21/2024	5.37	883,000,000	[a]	876,678,211
3/26/2024	5.38	1,640,000,000	[a]	1,627,042,397
3/28/2024	5.38	1,109,000,000	[a]	1,099,925,916
4/2/2024	5.36	700,000,000	[a]	693,784,778
4/4/2024	5.47	248,000,000	[a]	245,682,440
4/9/2024	5.37	500,000,000	[a]	495,051,111
4/11/2024	5.39	1,390,000,000	[a]	1,375,776,580
4/16/2024	5.38	350,000,000	[a]	346,171,874
4/18/2024	5.39	1,256,000,000	[a]	1,241,869,216
4/25/2024	5.41	2,016,000,000	[a]	1,991,223,267
4/30/2024	5.35	1,500,000,000	[a]	1,480,679,588
5/2/2024	5.47	1,400,000,000	[a]	1,381,506,780
5/7/2024	5.35	1,000,000,000	[a]	986,133,332
5/21/2024	5.34	1,100,000,000	[a]	1,082,572,634
5/23/2024	5.39	251,000,000	[a]	246,915,951
5/28/2024	5.35	629,000,000	[a]	618,400,561
5/30/2024	5.41	500,000,000	[a]	491,339,445
6/6/2024	5.36	600,000,000	[a]	589,101,001
6/13/2024	5.36	560,000,000	[a]	549,262,468
6/27/2024	5.26	1,000,000,000	[a]	979,256,669
7/5/2024	5.23	1,320,000,000	[a]	1,291,327,580
7/11/2024	5.22	450,000,000	[a]	439,877,127
8/1/2024	5.03	350,000,000	[a]	341,179,321
10/3/2024	5.45	492,000,000	[a]	474,638,892
11/29/2024	5.22	33,000,000	[a]	31,633,827
1/23/2025	4.85	600,000,000	[a]	572,808,499
Total U.S. Treasury Bills (cost $53,888,792,359)				53,888,792,359
U.S. Treasury Floating Rate Notes - 12.3%
2/1/2024, (3 Month USBMMY -0.08%)	5.22	916,000,000	[b]	915,868,166
2/1/2024, (3 Month USBMMY +0.04%)	5.33	1,200,000,000	[b]	1,199,801,098
2/1/2024, (3 Month USBMMY +0.13%)	5.42	1,116,000,000	[b]	1,115,431,441
2/1/2024, (3 Month USBMMY +0.14%)	5.43	522,000,000	[b]	521,816,693
2/1/2024, (3 Month USBMMY +0.17%)	5.46	900,000,000	[b]	899,998,914
2/1/2024, (3 Month USBMMY +0.17%)	5.46	915,000,000	[b]	914,440,513
2/1/2024, (3 Month USBMMY +0.20%)	5.49	1,434,000,000	[b]	1,434,118,023

STATEMENT OF INVESTMENTS (continued)

Dreyfus Treasury Securities Cash Management (continued)
U.S. Treasury Floating Rate Notes - 12.3% (continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)
2/1/2024, (3 Month USBMMY +0.25%)	5.54	153,620,000	[b]	153,622,001
Total U.S. Treasury Floating Rate Notes (cost $7,155,096,849)				7,155,096,849
Total Investments (cost $61,043,889,208)		105.2%		61,043,889,208
Liabilities, Less Cash and Receivables		(5.2%)		(2,992,945,047)
Net Assets		100.0%		58,050,944,161

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Treasury Securities	105.2
105.2

† Based on net assets.

See notes to financial statements.

.
Dreyfus Cash Management
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Commercial Paper - 25.1%
ABN AMRO Funding USA LLC	5.53	4/4/2024	60,000,000	[a]	59,413,298
Australia & New Zealand Banking Group Ltd.	5.67	5/20/2024	60,000,000	[a]	59,037,012
Barclays Bank PLC	5.54	4/4/2024	55,000,000	[a]	54,477,104
Barclays Bank PLC	5.57	3/8/2024	50,000,000	[a]	49,725,039
Bedford Row Funding Corp.	5.58	2/8/2024	50,000,000	[a]	49,940,925
Collateralized Commercial Paper V Co. LLC	5.75	6/3/2024	25,000,000		25,021,930
Collateralized Commercial Paper V Co. LLC	5.80	5/14/2024	54,000,000		54,048,081
Commonwealth Bank of Australia	5.44	3/28/2024	36,300,000	[a]	35,992,969
DBS Bank Ltd.	5.56	2/14/2024	60,000,000	[a]	59,875,374
DNB Bank ASA	5.74	4/2/2024	20,000,000	[a]	19,818,866
Fairway Finance Co. LLC	5.77	4/5/2024	27,000,000	[a]	26,738,050
Federation Caisses Desjardin	5.48	3/4/2024	65,000,000	[a]	64,678,429
Federation Des Caisses Desjardins	5.44	2/12/2024	70,000,000	[a]	69,875,648
ING US Funding LLC	5.76	4/1/2024	32,000,000	[a]	31,702,790
Liberty Street Funding LLC	5.59	2/15/2024	60,000,000	[a]	59,866,525
LMA-Americas LLC	5.64	2/15/2024	50,000,000	[a]	49,888,146
Macquarie Bank Ltd.	5.50	2/20/2024	44,000,000	[a]	43,868,338
Microsoft Corp.	5.46	2/5/2024	75,000,000	[a]	74,944,874
MUFG Bank Ltd. (New York)	5.65	2/20/2024	65,000,000	[a]	64,808,936
National Australia Bank Ltd.	5.51	3/4/2024	60,000,000	[a]	59,707,400
Natixis	5.61	3/4/2024	36,000,000	[a]	35,824,948
Nedelandse Waterschapsbank NV	5.51	2/26/2024	40,000,000	[a]	39,845,852
Nordea Bank Abp, (1 Month SOFR +0.34%)	5.65	2/1/2024	35,000,000	[b,c]	35,005,570
Podium Funding Trust	5.76	3/12/2024	30,000,000	[a]	29,815,511
Skandinaviska Enskilda Banken AB	5.51	3/1/2024	60,000,000	[a]	59,737,850
Sumitomo Mitsui Banking Corp.	5.56	3/13/2024	60,000,000	[a]	59,624,968
Sumitomo Mitsui Trust Bank Ltd. (New York)	5.65	2/28/2024	60,000,000	[a]	59,752,241
Sumitomo Mitsui Trust Bank Ltd. (Singapore)	5.51	4/1/2024	55,000,000	[a]	54,500,832
Swedbank AB	5.76	3/14/2024	35,000,000	[a]	34,779,200
The Toronto-Dominion Bank	5.53	3/5/2024	50,000,000	[a]	49,750,157
Thunder Bay Funding LLC	5.76	4/24/2024	30,000,000	[a]	29,626,410
Toronto Dominion Bank	5.61	2/26/2024	65,000,000	[a]	64,751,810
United Overseas Bank Ltd.	5.61	3/20/2024	60,000,000	[a]	59,557,285
Total Commercial Paper (cost $1,625,948,263)			1,626,002,368
Negotiable Bank Certificates of Deposit - 2.8%
Cooperatieve Rabobank U.A. (New York)	5.80	4/29/2024	24,000,000		24,014,204
HSBC Bank USA NA	5.55	3/1/2024	60,000,000		60,007,076
Mizuho Bank Ltd. (New York)	5.71	5/17/2024	60,000,000		60,050,601
Mizuho Bank Ltd. (New York), (1 Month SOFR +0.40%)	5.71	2/1/2024	40,000,000	[b]	40,014,452
Total Negotiable Bank Certificates of Deposit (cost $184,000,000)			184,086,333
Time Deposits - 14.0%
Australia & New Zealand Banking Group Ltd.	5.32	2/1/2024	150,000,000		150,000,000
Banco Santander SA (New York)	5.31	2/1/2024	225,000,000		225,000,000
Canadian Imperial Bank of Commerce	5.31	2/1/2024	100,000,000		100,000,000
Credit Agricole CIB	5.30	2/1/2024	227,000,000		227,000,000
Skandinaviska Enskilda Banken AB	5.31	2/1/2024	200,000,000		200,000,000
Total Time Deposits (cost $902,000,000)			902,000,000
Repurchase Agreements - 58.2%
Bank of America Securities, Inc., Tri-Party Agreement thru BNY Mellon, dated 1/31/2024 due at maturity date in the amount of $150,022,292 (fully collateralized by: Money Market, 0.00%, due 2/1/2024-5/29/2024, valued at $153,000,001)	5.35	2/1/2024	150,000,000		150,000,000

STATEMENT OF INVESTMENTS (continued)

.
Dreyfus Cash Management (continued)
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Repurchase Agreements - 58.2%(continued)
Bank of Nova Scotia, Tri-Party Agreement thru BNY Mellon, dated 1/31/2024 due at maturity date in the amount of $200,029,500 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-7.63%, due 2/8/2024-5/15/2052, valued at $204,030,092)	5.31	2/1/2024	200,000,000	200,000,000
Citigroup Global Markets, Inc., Tri-Party Agreement thru BNY Mellon, dated 1/31/2024 due at maturity date in the amount of $235,034,989 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 2.00%-4.50%, due 5/15/2046-6/15/2052, Federal National Mortgage Association Agency Debentures and Agency Strips, 2.00%-6.50%, due 5/1/2024-9/1/2053, U.S. Treasuries (including strips), 0.00%, due 5/15/2027-11/15/2050, valued at $239,700,000)	5.36	2/1/2024	235,000,000	235,000,000
Credit Agricole CIB, Tri-Party Agreement thru BNY Mellon, dated 1/31/2024 due at maturity date in the amount of $300,044,250 (fully collateralized by: U.S. Treasuries (including strips), 1.88%-4.13%, due 4/15/2026-2/15/2032, valued at $306,000,030)	5.31	2/1/2024	300,000,000	300,000,000

Daiwa Capital Markets America, Tri-Party Agreement thru BNY Mellon, dated 1/31/2024 due at maturity date in the amount of $150,022,167 (fully collateralized by: Federal Farm Credit Bank Agency Debentures and Agency Strips, 3.88%, due 1/18/2029, Federal Home Loan Banks Agency Debentures and Agency Strips, 4.75%, due 12/12/2025-12/8/2028, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 1.50%-7.00%, due 5/1/2031-1/1/2054, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.50%-7.50%, due 9/1/2027-4/1/2056, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-7.50%, due 8/20/2035-12/20/2053, U.S. Treasuries (including strips), 0.25%-5.00%, due 2/29/2024-11/15/2053, valued at $153,000,008)

	5.32	2/1/2024	150,000,000	150,000,000
Federal Reserve Bank of New York, Tri-Party Agreement thru BNY Mellon, dated 1/31/2024 due at maturity date in the amount of $550,080,972 (fully collateralized by: U.S. Treasuries (including strips), 0.38%-3.00%, due 7/15/2024-5/15/2042, valued at $550,081,029)	5.30	2/1/2024	550,000,000	550,000,000
Fixed Income Clearing Corp., Tri-Party Agreement thru State Street Corp., dated 1/31/2024 due at maturity date in the amount of $500,073,889 (fully collateralized by: U.S. Treasuries (including strips), 3.63%, due 2/15/2053, valued at $510,000,022)	5.32	2/1/2024	500,000,000	500,000,000

MUFG Securities (Canada) Ltd., Tri-Party Agreement thru BNY Mellon, dated 1/31/2024 due at maturity date in the amount of $1,000,147,778 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 5.50%-6.99%, due 6/18/2024-10/25/2053, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 1.50%-6.00%, due 5/1/2036-1/1/2053, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 6.74%, due 10/25/2053, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.50%-6.50%, due 10/1/2035-10/1/2053, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 5.50%, due 10/20/2062, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.50%-7.02%, due 9/20/2046-1/20/2072, U.S. Treasuries (including strips), 1.38%, due 2/15/2044, valued at $1,052,126,078)

	5.32	2/1/2024	1,000,000,000	1,000,000,000

.
Dreyfus Cash Management (continued)
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Repurchase Agreements - 58.2%(continued)
RBC Dominion Securities, Tri-Party Agreement thru BNY Mellon, dated 1/31/2024 due at maturity date in the amount of $500,073,750 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-6.88%, due 2/8/2024-8/15/2052, valued at $510,000,000)	5.31	2/1/2024	500,000,000	500,000,000
Societe Generale, Tri-Party Agreement thru BNY Mellon, dated 1/31/2024 due at maturity date in the amount of $175,026,347 (fully collateralized by: Asset-Backed Securities, 2.80%-14.22%, due 11/25/2034-6/30/2055, Corporate Debt Securities, 2.00%-12.25%, due 6/25/2024-12/31/2079, Private Label Collateralized Mortgage Obligations, 4.13%-9.48%, due 11/25/2025-8/16/2047, valued at $190,615,157)	5.42	2/1/2024	175,000,000	175,000,000
Total Repurchase Agreements (cost $3,760,000,000)			3,760,000,000
Total Investments (cost $6,471,948,263)			100.1%	6,472,088,701
Liabilities, Less Cash and Receivables			(.1%)	(5,890,853)
Net Assets			100.0%	6,466,197,848

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, these securities amounted to $35,005,570 or .54% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	58.2
Banks	34.8
Diversified Financials	5.9
Information Technology	1.2
100.1

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS (continued)

Dreyfus Tax Exempt Cash Management
Short-Term Investments - 99.3%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alabama - 4.6%
Mobile, GO, Refunding, Ser. A	5.00	2/15/2024	150,000		150,095
Mobile County Industrial Development Authority, Revenue Bonds (SSAB Alabama) (LOC; Swedbank AB) Ser. A	4.70	2/7/2024	19,800,000	[a]	19,800,000
Mobile County Industrial Development Authority, Revenue Bonds (SSAB Alabama) (LOC; Swedbank AB) Ser. B	4.70	2/7/2024	5,300,000	[a]	5,300,000
Montgomery County, GO, Refunding	5.00	3/1/2024	1,435,000		1,436,804
				26,686,899
Alaska - 1.8%
Valdez, Revenue Bonds, Refunding (Exxon Pipeline Project) Ser. B	3.20	2/1/2024	2,650,000	[a]	2,650,000
Valdez, Revenue Bonds, Refunding (Exxon Pipeline Project) Ser. C	3.20	2/1/2024	8,000,000	[a]	8,000,000
				10,650,000
Colorado - .7%
Tender Option Bond Trust Receipts (Series 2022-XF1389), (Denver County & City Tax Dedicated, Revenue Bonds (Liquidity Agreement; Bank of America NA) Ser. A), Trust Maturity Date 8/1/2051	4.61	2/7/2024	4,205,000	[a,b,c]	4,205,000
Connecticut - .0%
Manchester, GO, Refunding	3.75	2/15/2024	155,000		155,027
Delaware - .8%
Delaware, GO	5.00	2/1/2024	4,495,000		4,495,000
Florida - 8.3%
Florida Housing Finance Corp., Revenue Bonds (LOC; Truist Bank) Ser. K1	4.63	2/7/2024	5,340,000	[a]	5,340,000
Hillsborough County, CP	3.60	3/21/2024	7,000,000		6,997,616
Miami-Dade County Industrial Development Authority, Revenue Bonds, Refunding (Florida Power & Light Co.)	3.90	2/7/2024	5,500,000	[a]	5,500,000
Sarasota County, Revenue Bonds (Planned Parenthood Project) (LOC; BMO Harris Bank NA)	4.61	2/7/2024	5,230,000	[a]	5,230,000
St. Lucie County, Revenue Bonds, Refunding (Florida Power & Light Project)	3.30	2/1/2024	8,650,000	[a]	8,650,000
Tender Option Bond Trust Receipts (Series 2021-XM0963), (Florida Broward County Tourist Development, Revenue Bonds, Refunding (Convention Center Expansion Project) (Liquidity Agreement; Morgan Stanley)), Trust Maturity Date 9/1/2047	4.60	2/7/2024	10,800,000	[a,b,c]	10,800,000
Tender Option Bond Trust Receipts (Series 2023-XM1152), (Broward County, Florida Convention Center Hotel, Revenue Bonds (Liquidity Agreement; JP Morgan Chase Bank NA)), Trust Maturity Date 1/1/2030	4.65	2/7/2024	5,575,000	[a,b,c]	5,575,000
				48,092,616
Georgia - 5.0%
Brookhaven Development Authority, Revenue Bonds, (Children's Healthcare of Atlanta Obligated Group) Ser. D	4.75	2/7/2024	3,200,000	[a]	3,200,000
Gwinnett County Development Authority, Revenue Bonds (Goodwill of North Georgia Project) (LOC; Truist Bank)	3.79	2/7/2024	2,390,000	[a]	2,390,000
Macon Water Authority, Revenue Bonds, Refunding, Ser. B	4.63	2/7/2024	1,850,000	[a]	1,850,000
RBC Municipal Products Trust, Revenue Bonds (LOC; Royal Bank of Canada) Ser. E107	4.60	2/7/2024	11,150,000	[a,b]	11,150,000

Dreyfus Tax Exempt Cash Management (continued)
Short-Term Investments - 99.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Georgia - 5.0% (continued)
The Monroe County Development Authority, Revenue Bonds	4.70	2/7/2024	10,500,000	[a]	10,500,000
				29,090,000
Illinois - 3.4%
Illinois Development Finance Authority, Revenue Bonds (North Shore Senior Center Project) (LOC; JPMorgan Chase Bank NA)	3.80	2/7/2024	1,100,000	[a]	1,100,000
Illinois Finance Authority, Revenue Bonds, Refunding (Community Action Partnership of Lake County) (LOC; BMO Harris Bank NA) Ser. A	4.61	2/7/2024	1,890,000	[a]	1,890,000
Illinois Finance Authority, Revenue Bonds, Refunding (Marwen Foundation Project) (LOC; Northern Trust Company)	4.63	2/7/2024	3,810,000	[a]	3,810,000
McHenry County Conservation District, GO, Refunding	5.00	2/1/2024	500,000		500,000
Tender Option Bond Trust Receipts (Series 2020-XL0145), (Chicago Transit Authority, Revenue Bonds, Refunding) (LOC; Barclays Bank PLC) Ser. A), Trust Maturity Date 12/1/2055	4.59	2/7/2024	3,825,000	[a,b,c]	3,825,000
Tender Option Bond Trust Receipts (Series 2022-YX1126), (Illinois State Finance Authority, Revenue Bonds, Refunding (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC) Ser. A), Trust Maturity Date 11/15/2045	4.59	2/7/2024	4,575,000	[a,b,c]	4,575,000
Tender Option Bond Trust Receipts (Series 2022-ZL0332), (Illinois State Toll Highway Authority, Revenue Bonds (Liquidity Agreement; JP Morgan Chase Bank NA) Ser. A), Trust Maturity Date 1/1/2030	4.61	2/7/2024	1,305,000	[a,b,c]	1,305,000
Tender Option Bond Trust Receipts (Series 2023-XF1533), (Illinois State Toll Highway Authority, Revenue Bonds (Liquidity Agreement; Bank of America NA) Ser. A), Trust Maturity Date 1/1/2044	4.61	2/7/2024	2,650,000	[a,b,c]	2,650,000
				19,655,000
Indiana - 2.4%
Huntington, Revenue Bonds, Refunding (Hunting University) (LOC; Wells Fargo Bank NA)	4.58	2/7/2024	5,325,000	[a]	5,325,000
Indiana Finance Authority, Revenue Bonds, Refunding (Ispat Inland) (LOC; Cooperatieve Rabobank)	3.88	2/7/2024	1,800,000	[a]	1,800,000
Indiana Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. B	5.00	2/1/2024	2,670,000		2,670,000
Indiana Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. B	5.00	2/1/2024	4,000,000		4,000,000
				13,795,000
Iowa - .5%
Iowa Finance Authority, Revenue Bonds (Chrisbro III Project) (LOC; Farmers State Bank)	4.60	2/7/2024	3,000,000	[a]	3,000,000
Kentucky - .7%
Boone County, Revenue Bonds, Refunding (Duke Energy) (LOC; Sumitomo Mitsui Banking)	3.85	2/7/2024	3,375,000	[a]	3,375,000
Kentucky Association of Counties, BAN, Ser. B	3.00	4/1/2024	805,000		803,925
				4,178,925
Louisiana - 3.1%
Louisiana Gasoline & Fuels Tax, Revenue Bonds, Refunding (LOC; Toronto-Dominion Bank) Ser. A2	3.15	2/1/2024	11,000,000	[a]	11,000,000
Louisiana Housing Corp., Revenue Bonds (Belmont Village Apartments Project)	4.65	2/7/2024	6,955,000	[a]	6,955,000
				17,955,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus Tax Exempt Cash Management (continued)
Short-Term Investments - 99.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Maine - ..1%
Maine, GO, Ser. B	5.00	6/1/2024	320,000		321,936
Maryland - 1.4%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds (Odenton Christian School) (LOC; PNC Bank NA)	4.65	2/7/2024	3,170,000	[a]	3,170,000
Montgomery County Water Quality Protection Charge, Revenue Bonds, Refunding, Ser. A	5.00	4/1/2024	1,090,000		1,093,013
Tender Option Bond Trust Receipts (Series 2018-XG0213), (Maryland Stadium Authority, Revenue Bonds (Baltimore City Public Schools) (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 5/1/2046	4.60	2/7/2024	4,080,000	[a,b,c]	4,080,000
				8,343,013
Massachusetts - .7%
Brookline, GO, Refunding	4.00	2/15/2024	350,000		350,113
Greenfield, BAN	4.00	2/16/2024	530,000		530,142
Massachusetts Health & Educational Facilities Authority, Revenue Bonds (Baystate Medical Center) (LOC; TD Bank NA) Ser. K	3.15	2/1/2024	1,800,000	[a]	1,800,000
New Bedford, BAN, Refunding	4.00	4/11/2024	1,245,000		1,246,250
				3,926,505
Michigan - .9%
Michigan Strategic Fund, Revenue Bonds (Wedgwood Christian Services) (LOC; Bank of America NA)	4.55	2/7/2024	125,000	[a]	125,000
Tender Option Bond Trust Receipts (Series 2018 XF0686), (Michigan Finance Authority, Revenue Bonds (Charter County of Wayne Criminal Justice Center) (Insured; State Aid Withholding) (Liquidity Agreement; Royal Bank of Canada)), Trust Maturity Date 11/1/2040	4.60	2/7/2024	4,865,000	[a,b,c]	4,865,000
				4,990,000
Minnesota - .6%
Albert Lea , GO, Ser. A	2.00	2/1/2024	150,000		150,000
Metropolitan Council, GO, Ser. B	5.00	3/1/2024	225,000		225,338
Minneapolis, Revenue Bonds (Seven Corners Apartments Project) (LOC; Wells Fargo Bank NA)	4.55	2/7/2024	900,000	[a]	900,000
Minnesota Public Facilities Authority Revolving Fund, Revenue Bonds, Refunding, Ser. B	3.00	3/1/2024	120,000		119,955
South St. Paul Special School District No. 6, GO, Refunding, Ser. A	5.00	2/1/2024	1,885,000		1,885,000
				3,280,293
Mississippi - 3.6%
Mississippi Business Finance Corp., Revenue Bonds (Chevron USA Project) Ser. B	3.15	2/1/2024	4,300,000	[a]	4,300,000
Mississippi Business Finance Corp., Revenue Bonds (Chevron USA Project) Ser. G	3.15	2/1/2024	5,275,000	[a]	5,275,000
Mississippi Business Finance Corp., Revenue Bonds (Chevron USA) Ser. I	0.80	2/1/2024	9,430,000	[a]	9,430,000
Mississippi Business Finance Corp., Revenue Bonds, Refunding (Jackson Heart Realty) (LOC; Federal Home Loan Bank)	4.62	2/7/2024	1,780,000	[a]	1,780,000
				20,785,000

Dreyfus Tax Exempt Cash Management (continued)
Short-Term Investments - 99.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Missouri - 5.0%
Bridgeton Industrial Development Authority, Revenue Bonds (Stolze Printing Obligated Group) (LOC; Carrollton Bank)	4.65	2/7/2024	1,030,000	[a]	1,030,000
Hazelwood School District, GO, Refunding	5.00	3/1/2024	250,000		250,335
Missouri Highway & Transportation Commission, Revenue Bonds (State Appropriation Mega Project) Ser. A	5.00	5/1/2024	585,000		587,648
RBC Municipal Products Trust, Revenue Bonds, Refunding (LOC; Royal Bank of Canada) Ser. C16	4.60	2/7/2024	19,500,000	[a,b]	19,500,000
Springfield Industrial Development Authority, Revenue Bonds (Abec Project) (LOC; Guaranty Bank)	4.64	2/7/2024	1,010,000	[a]	1,010,000
St. Charles County Industrial Development Authority, Revenue Bonds, Refunding (Casalon Apartments Project) (Insured; Federal National Mortgage Association) (LOC; Federal National Mortgage Association)	4.60	2/7/2024	3,670,000	[a]	3,670,000
Ste Genevieve County Reorganized School District No. R-2/MO, GO	5.00	3/1/2024	1,575,000		1,576,178
The St. Louis Missouri Industrial Development Authority, Revenue Bonds (Minerva Place Apartments)	4.60	2/7/2024	1,330,000	[a]	1,330,000
				28,954,161
Nebraska - 4.0%
Lincoln Nebraska Electric, CP	3.60	3/11/2024	11,000,000		10,997,001
Lincoln Nebraska Electric, CP	3.70	4/2/2024	6,000,000		5,997,457
Lincoln Nebraska Electric, CP	3.80	3/5/2024	6,150,000		6,150,712
				23,145,170
New Jersey - 2.7%
Hamilton Township, BAN, Refunding	5.00	2/13/2024	10,980,000		10,984,345
Hudson County Improvement Authority, Revenue Bonds (Insured; County Guaranteed) Ser. A	4.25	4/5/2024	2,900,000		2,904,379
The Monmouth County Improvement Authority, Revenue Bonds, Refunding (Government Pooled Loan Project) (Insured; County Guaranteed)	5.00	2/15/2024	120,000		120,081
West Orange, BAN, Refunding	4.00	3/26/2024	965,000		965,740
Woodbridge, BAN, Refunding	4.50	3/15/2024	390,000		390,601
				15,365,146
New York - 3.2%
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding (Second General Resolution) Ser. AA5	3.15	2/1/2024	8,000,000	[a]	8,000,000
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding (Second General Resolution) Ser. BB2	3.15	2/1/2024	2,100,000	[a]	2,100,000
Oyster Bay, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	3.00	2/1/2024	550,000		550,000
Tender Option Bond Trust Receipts (Series 2022-XF1359), (Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges & Tunnels Sales Tax) (Liquidity Agreement; Toronto Dominion Bank NA) Ser. A), Trust Maturity Date 5/15/2062	4.59	2/7/2024	5,000,000	[a,b,c]	5,000,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus Tax Exempt Cash Management (continued)
Short-Term Investments - 99.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 3.2% (continued)
Tender Option Bond Trust Receipts (Series 2022-XG0375), (New York State Dormitory Authority, Revenue Bonds, Refunding (Northwell Health Obligated Group) (Liquidity Agreement; Bank of America NA & LOC; Bank of America NA) Ser. A), Trust Maturity Date 5/1/2052	4.60	2/7/2024	2,665,000	[a,b,c]	2,665,000
				18,315,000
North Carolina - 2.4%
North Carolina Housing Finance Agency, Revenue Bonds (Sustaianble Bond) Ser. 52C	3.20	2/1/2024	13,000,000	[a]	13,000,000
Wake County, GO, Refunding, Ser. B	5.00	3/1/2024	1,090,000		1,091,639
				14,091,639
Ohio - 2.5%
Hamilton County, Revenue Bonds (The Children's Home of Cincinnati Ohio) (LOC; U.S. Bank NA)	4.80	2/7/2024	2,240,000	[a]	2,240,000
Ohio Department of Administrative Services, COP (Unemployment Insurance System)	2.50	3/1/2024	1,025,000		1,023,991
Tender Option Bond Trust Receipts (Series 2018-XG0206), (Cuyahoga County, COP (Convention Hotel Project) (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 12/1/2044	4.65	2/7/2024	8,255,000	[a,b,c]	8,255,000
Tender Option Bond Trust Receipts (Series 2023-XG0490), (University Hospitals Health Systems Obligated Group) Revenue Bonds, Refunding (LOC; Barclays Bank) (Liquidity Agreement; Barclays Bank) Ser. A, Trust Maturity Date 1/15/2050	4.59	2/7/2024	2,610,000	[a,b,c]	2,610,000
				14,128,991
Oregon - 1.6%
Oregon Facilities Authority, Revenue Bonds, Refunding (PeaceHealth Obligated Group) (LOC; TD Bank NA) Ser. B	3.15	2/1/2024	9,385,000	[a]	9,385,000
Pennsylvania - 1.8%
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Masonic Homes Project) (LOC; JPMorgan Chase Bank NA) Ser. D	3.25	2/1/2024	6,880,000	[a]	6,880,000
Tender Option Bond Trust Receipts (Series 2020-XM0887), (Geisinger Health System Obligated Group, Revenue Bonds, Refunding (Liquidity Agreement; JP Morgan Chase Bank NA) Ser. A), Trust Maturity Date 4/1/2028	4.75	2/7/2024	1,670,000	[a,b,c]	1,670,000
Tender Option Bond Trust Receipts (Series 2022-XF1346), (Central Bradford Progress Authority, Revenue Bonds, Refunding (Guthrie Clinic Issue) (Insured; Build America Mutual) (Liquidity Agreement; Bank of America NA) Ser. A), Trust Maturity Date 12/1/2044	4.60	2/7/2024	1,680,000	[a,b,c]	1,680,000
				10,230,000
Rhode Island - 1.6%
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Bryant University) (LOC; TD Bank NA)	3.90	2/7/2024	4,425,000	[a]	4,425,000
Tender Option Bond Trust Receipts (Series 2022-XM1045), (Rhode Island State Health & Education Building Corporation Public School, Revenue Bonds (Liquidity Agreement; Royal Bank of Canada) Ser. F), Trust Maturity Date 5/15/2030	4.61	2/7/2024	5,000,000	[a,b,c]	5,000,000
				9,425,000
South Carolina - 2.1%
Fort Mill School District No. 4, GO, Refunding, Ser. E	5.00	3/1/2024	525,000		525,776
North Charleston, Tax Allocation Bonds	4.08	2/7/2024	1,600,000	[a]	1,600,000

Dreyfus Tax Exempt Cash Management (continued)
Short-Term Investments - 99.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
South Carolina - 2.1% (continued)
North Charleston Municipal Golf Course, Revenue Bonds, Refunding	4.08	2/7/2024	440,000	[a]	440,000
South Carolina Housing Finance & Development Authority, Revenue Bonds (Franklin Square)	4.60	2/7/2024	8,390,000	[a]	8,390,000
Tender Option Bond Trust Receipts (Series 2017-XF2425), (South Carolina Public Service Authority, Revenue Bonds, Refunding (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC)) , Trust Maturity Date 12/1/2056	4.59	2/7/2024	770,000	[a,b,c]	770,000
York County, GO (Insured; State Aid Withholding)	5.00	4/1/2024	150,000		150,450
				11,876,226
Tennessee - 10.1%
Knox County Health Educational & Housing Facility Board, Revenue Bonds (Johnson Bible Collateral Project) (LOC; Home Federal Bank of TN)	4.60	2/7/2024	4,370,000	[a]	4,370,000
Montgomery County Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	3.23	2/1/2024	7,230,000	[a]	7,230,000
Nashville & Davidson County Metropolitan Government, CP	3.70	2/6/2024	15,000,000		14,999,874
The Blount County Tennessee Public Building Authority, Revenue Bonds (Insured; County Guaranteed) Ser. C1A	4.64	2/7/2024	5,060,000	[a]	5,060,000
The Blount County Tennessee Public Building Authority, Revenue Bonds (Insured; County Guaranteed) Ser. C3A	4.64	2/7/2024	2,000,000	[a]	2,000,000
The Sevier County Public Building Authority, Revenue Bonds (Insured; County Guaranteed) Ser. 6A1	4.64	2/7/2024	18,995,000	[a]	18,995,000
The Sevier County Public Building Authority, Revenue Bonds (LOC; Truist Bank) Ser. VB1	4.64	2/7/2024	5,670,000	[a]	5,670,000
				58,324,874
Texas - 18.8%
Alamo Community College District, GO	5.00	2/15/2024	600,000		600,386
Arlington Independent School District, GO (Insured; Build America Mutual)	5.00	2/15/2024	4,560,000		4,562,729
Barbers Hill Independent School District, GO (Insured; Build America Mutual)	5.00	2/15/2024	195,000		195,124
Baytown, GO, Ser. A	4.00	2/1/2024	655,000		655,000
Borger Independent School District, GO, Refunding, (Insured; Permanent School Fund Guarantee Program)	3.00	2/15/2024	650,000		649,760
Cedar Hill, GO	3.25	2/15/2024	495,000		494,941
College Station, GO	5.00	2/15/2024	1,105,000		1,105,718
Collin County, GO (Permanent Improvement Bonds)	5.00	2/15/2024	1,040,000		1,040,592
Crane County, GO (Insured; Build America Mutual)	5.25	2/15/2024	2,300,000		2,301,529
Cypress-Fairbanks Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	2/15/2024	5,685,000		5,688,443
Dallas, GO	5.00	2/15/2024	270,000		270,167
Dallas, GO, Refunding	5.00	2/15/2024	245,000		245,151
Dallas, GO, Refunding	5.00	2/15/2024	5,110,000		5,113,152
Fort Bend Independent School District, CP	3.85	2/21/2024	3,230,000		3,230,400
Fort Worth, GO	5.00	3/1/2024	375,000		375,517

STATEMENT OF INVESTMENTS (continued)

Dreyfus Tax Exempt Cash Management (continued)
Short-Term Investments - 99.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Texas - 18.8% (continued)
Fort Worth Water & Sewer System, Revenue Bonds, Refunding	3.00	2/15/2024	8,045,000		8,043,435
Harlingen, GO, Refunding	2.50	2/15/2024	220,000		219,873
Humble Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2024	385,000		385,223
Lower Neches Valley Authority Industrial Development Corp., Revenue Bonds, Refunding (Exxon Mobil Project) Ser. A	3.20	2/1/2024	8,515,000	[a]	8,515,000
Lubbock Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.60	2/7/2024	8,535,000	[a]	8,535,000
Lubbock Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. A	4.60	2/7/2024	13,175,000	[a]	13,175,000
Martin County, GO	5.00	2/15/2024	2,000,000		2,000,975
Mesquite Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. A	4.60	2/7/2024	4,245,000	[a]	4,245,000
Rosenberg, GO	2.50	3/1/2024	460,000		459,290
Stanton Independent School District, GO	5.00	2/15/2024	935,000		935,584
Sunnyvale Independent School District, GO, Refunding (Insured; Build America Mutual)	5.00	2/15/2024	250,000		250,151
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Methodist Hospitals of Dallas Obligated Group) (LOC; TD Bank NA) Ser. A	3.15	2/1/2024	3,000,000	[a]	3,000,000
Tarrant Regional Water District, Revenue Bonds, Refunding, Ser. C	4.00	3/1/2024	500,000		500,130
Texas, GO, Ser. A	3.90	2/7/2024	22,205,000	[a]	22,205,000
The University of Texas System Board of Regents, CP	3.45	3/5/2024	3,000,000		3,000,091
Tyler Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2024	500,000		500,273
Tyler Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2024	165,000		165,090
Upton County, GO	5.00	2/15/2024	4,100,000		4,102,075
Watauga, GO	5.00	2/1/2024	1,415,000		1,415,000
Wilson County, GO	3.50	2/1/2024	295,000		295,000
				108,475,799
Vermont - .7%
Vermont Housing Finance Agency, Revenue Bonds (Insured; GNMA/FNMA/FHLMC) Ser. A	4.60	2/7/2024	3,805,000	[a]	3,805,000
Virginia - 2.8%
Caroline County Economic Development Authority, Revenue Bonds, Refunding	5.00	4/1/2024	500,000		501,324
Commonwealth of Virginia, GO, Refunding, Ser. B	4.00	6/1/2024	370,000		370,285
Lynchburg Economic Development Authority, Revenue Bonds, Refunding (Centra Health Obligated Group) (LOC; Truist Bank) Ser. C	4.64	2/7/2024	7,720,000	[a]	7,720,000
Virginia College Building Authority, Revenue Bonds (21st Century College & Equipement Programs) Ser. A	5.00	2/1/2024	7,000,000		7,000,000

Dreyfus Tax Exempt Cash Management (continued)
Short-Term Investments - 99.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Virginia - 2.8% (continued)
Virginia College Building Authority, Revenue Bonds, Refunding (21st Century College & Equipement Programs) Ser. E	5.00	2/1/2024	500,000	500,000
			16,091,609
Washington - .7%
Seattle Municipal Light & Power, Revenue Bonds, Refunding, Ser. B	5.00	2/1/2024	4,000,000	4,000,000
West Virginia - .5%
West Virginia Hospital Finance Authority, Revenue Bonds, Refunding (Cabell Huntington Hospital Obligated Group) (LOC; Truist Bank) Ser. A	4.64	2/7/2024	1,990,000	[a] 1,990,000
West Virginia Hospital Finance Authority, Revenue Bonds, Refunding (Cabell Huntington Hospital Obligated Group) (LOC; Truist Bank) Ser. B	4.64	2/7/2024	1,040,000	[a] 1,040,000
			3,030,000
Wisconsin - .2%
Sparta Area School District, GO, Refunding	3.00	3/1/2024	1,000,000	999,436
Village of Pleasant Prairie, GO	3.00	4/1/2024	120,000	119,870
			1,119,306
Total Investments (cost $573,371,125)			99.3%	573,368,135
Cash and Receivables (Net)			0.7%	3,759,481
Net Assets			100.0%	577,127,616

a The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, these securities amounted to $100,180,000 or 17.36% of net assets.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates). These securities are not an underlying piece for any of the Adviser long-term Inverse floater securities.

Portfolio Summary (Unaudited) †	Value (%)
Development	18.3
General Obligation	11.6
Medical	9.1
General	8.4
School District	7.8
Facilities	7.4
Water	5.9
Education	5.6
Utilities	4.7
Multifamily Housing	4.6
Power	3.9
Single Family Housing	2.9
Government	2.6
Transportation	2.6
Pollution	1.5
Financial	1.2
Nursing Homes	1.2
99.3

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	BSBY	Bloomberg Short-Term Bank Yield Index
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EFFR	Effective Federal Funds Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LOC	Letter of Credit
LR	Lease Revenue	NAN	Note Anticipation Notes
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield	OBFR	Overnight Bank Funding Rate
PILOT	Payment in Lieu of Taxes	PRIME	Prime Lending Rate
PUTTERS	Puttable Tax-Exempt Receipts	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RIB	Residual Interest Bonds
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SOFR	Secured Overnight Financing Rate	TAN	Tax Anticipation Notes
TRAN	Tax and Revenue Anticipation Notes	TSFR	Term Secured Overnight Financing Rate
USBMMY	U.S. Treasury Bill Money Market Yield	U.S. T-BILL	U.S. Treasury Bill
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2024

	Dreyfus Government Cash Management		Dreyfus Government Securities Cash Management	Dreyfus Treasury Obligations Cash Management		Dreyfus Treasury Securities Cash Management
Assets ($):
Investments in securities—See Statements of Investments†	122,722,405,750	††	4,698,350,180	43,193,385,854	††	61,043,889,208
Cash	4,237,742,085		-	941,118,662		-
Receivable for shares of Beneficial Interest subscribed	484,805,446		2,704,098	13,294,520		48,819,103
Interest receivable	190,686,460		4,173,381	10,093,608		3,656,041
Prepaid expenses	1,253,703		87,363	275,894		363,464
	127,636,893,444		4,705,315,022	44,158,168,538		61,096,727,816
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)	26,686,153		930,832	8,850,324		13,008,927
Cash overdraft due to Custodian	-		3,863,833	-		24,489,558
Payable for investment securities purchased	1,977,512,056		226,088,518	533,827,617		2,941,597,657
Payable for shares of Beneficial Interest redeemed	499,048,329		1,815,206	11,215,976		64,907,345
Trustees’ fees and expenses payable	51,928		4,333	21,049		21,361
Other accrued expenses	2,435,696		138,555	402,234		1,758,807
	2,505,734,162		232,841,277	554,317,200		3,045,783,655
Net Assets ($)	125,131,159,282		4,472,473,745	43,603,851,338		58,050,944,161
Composition of Net Assets ($):
Paid-in capital	125,132,728,442		4,472,532,995	43,605,775,555		58,052,622,125
Total distributable earnings (loss)	(1,569,160)		(59,250)	(1,924,217)		(1,677,964)
Net Assets ($)	125,131,159,282		4,472,473,745	43,603,851,338		58,050,944,161
† Investments at cost ($)	122,722,405,750		4,698,350,180	43,193,385,854		61,043,889,208
†† Value of repurchase agreements—Note 1(b) ($)	69,070,000,000		-	17,079,000,000		-
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	87,311,730,728		3,498,262,215	34,590,058,006		43,641,059,327
Shares Outstanding	87,312,928,313		3,498,311,581	34,591,693,508		43,640,095,024
Net Asset Value Per Share ($)	1.00		1.00	1.00		1.00
Investor Shares
Net Assets ($)	11,291,167,985		293,819,089	2,349,417,745		1,664,092,254
Shares Outstanding	11,291,256,367		293,822,070	2,349,482,597		1,664,048,205
Net Asset Value Per Share ($)	1.00		1.00	1.00		1.00
Administrative Shares
Net Assets ($)	2,751,012,695		324,266,631	3,176,860,086		4,238,416,607
Shares Outstanding	2,751,115,163		324,271,907	3,176,915,063		4,238,294,745
Net Asset Value Per Share ($)	1.00		1.00	1.00		1.00
Participant Shares
Net Assets ($)	2,958,452,557		356,125,810	2,927,514,585		5,434,016,657
Shares Outstanding	2,958,391,447		356,131,239	2,927,663,539		5,433,930,031
Net Asset Value Per Share ($)	1.00		1.00	1.00		1.00
Wealth Shares
Net Assets ($)	7,485,846,176		-	290,332,188		261,180,794
Shares Outstanding	7,485,960,339		-	290,341,011		261,165,365
Net Asset Value Per Share ($)	1.00		-	1.00		1.00
Service Shares
Net Assets ($)	6,552,643,630		-	269,668,728		2,812,178,522
Shares Outstanding	6,552,711,868		-	269,679,837		2,812,093,271
Net Asset Value Per Share ($)	1.00		-	1.00		1.00
BOLD® Shares
Net Assets ($)	5,803,269,170		-	-		-
Shares Outstanding	5,803,389,083		-	-		-
Net Asset Value Per Share ($)	1.00		-	-		-
SPARKSM Shares
Net Assets ($)	977,036,341		-	-		-
Shares Outstanding	977,055,346		-	-		-
Net Asset Value Per Share ($)	1.00		-	-		-

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (continued)

	Dreyfus Cash Management		Dreyfus Tax Exempt Cash Management
Assets ($):
Investments in securities—See Statements of Investments†	6,472,088,701	††	573,368,135
Interest receivable	3,635,844		4,459,746
Receivable for shares of Beneficial Interest subscribed	808,930		-
Prepaid expenses	47,039		36,035
	6,476,580,514		577,863,916
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)	764,345		78,992
Cash overdraft due to Custodian	8,218,658		276,579
Payable for shares of Beneficial Interest redeemed	1,247,910		60,152
Trustees’ fees and expenses payable	6,267		587
Payable for investment securities purchased	-		229,924
Other accrued expenses	145,486		90,066
	10,382,666		736,300
Net Assets ($)	6,466,197,848		577,127,616
Composition of Net Assets ($):
Paid-in capital	6,467,500,002		577,095,681
Total distributable earnings (loss)	(1,302,154)		31,935
Net Assets ($)	6,466,197,848		577,127,616
† Investments at cost ($)	6,471,948,263		573,371,125
†† Value of repurchase agreements—Note 1(b) ($)	3,760,000,000		-
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	2,911,310,628		577,127,616
Shares Outstanding	2,908,539,268		577,182,051
Net Asset Value Per Share ($)	1.0010		.9999
Investor Shares
Net Assets ($)	30,265,767		-
Shares Outstanding	30,239,003		-
Net Asset Value Per Share ($)	1.0009		-
Administrative Shares
Net Assets ($)	53,450,332		-
Shares Outstanding	53,399,296		-
Net Asset Value Per Share ($)	1.0010		-
Preferred Shares
Net Assets ($)	3,471,171,121		-
Shares Outstanding	3,467,963,330		-
Net Asset Value Per Share ($)	1.0009		-

See notes to financial statements.

STATEMENTS OF OPERATIONS
Year Ended January 31, 2024

	Dreyfus Government Cash Management	Dreyfus Government Securities Cash Management	Dreyfus Treasury Obligations Cash Management	Dreyfus Treasury Securities Cash Management
Investment Income ($):
Interest Income	6,044,329,391	208,344,749	2,368,027,048	2,407,998,896
Expenses:
Management fee—Note 2(a)	234,075,371	8,074,553	91,635,333	93,727,479
Shareholder servicing costs—Note 2(b)	57,048,883	1,656,440	16,825,518	23,424,546
Administrative service fees—Note 2(c)	34,409,426	441,509	5,788,570	18,999,699
Registration fees	4,373,170	157,061	663,752	1,977,750
Prospectus and shareholders’ reports	1,992,462	33,956	37,159	119,461
Custodian fees—Note 2(c)	1,771,171	68,771	787,076	621,415
Trustees’ fees and expenses—Note 2(d)	579,729	19,870	221,247	219,006
Professional fees	147,221	93,714	97,504	99,725
Chief Compliance Officer fees—Note 2(c)	20,926	20,926	20,926	20,926
Miscellaneous	1,121,152	145,093	434,230	383,445
Total Expenses	335,539,511	10,711,893	116,511,315	139,593,452
Less—reduction in expenses due to undertakings—Note 2(a)	(39,817,277)	(403,661)	(13,745,511)	(14,054,434)
Less—reduction in fees due to earnings credits—Note 2(c)	(28,125)	(1,653)	(17,710)	(7,985)
Net Expenses	295,694,109	10,306,579	102,748,094	125,531,033
Net Investment Income	5,748,635,282	198,038,170	2,265,278,954	2,282,467,863
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(150,668)	(20,719)	25,375	(863,237)
Net Increase in Net Assets Resulting from Operations	5,748,484,614	198,017,451	2,265,304,329	2,281,604,626

See notes to financial statements.

STATEMENTS OF OPERATIONS (continued)

	Dreyfus Cash Management	Dreyfus Tax Exempt Cash Management
Investment Income ($):
Interest Income	367,509,866	17,250,770
Expenses:
Management fee—Note 2(a)	7,075,891	1,011,995
Shareholder servicing costs—Note 2(b)	4,091,621	61,437
Custodian fees—Note 2(c)	156,272	22,114
Registration fees	111,468	48,971
Professional fees	93,814	89,112
Administrative service fees—Note 2(c)	36,381	-
Trustees’ fees and expenses—Note 2(d)	30,913	2,518
Chief Compliance Officer fees—Note 2(c)	20,926	20,926
Prospectus and shareholders’ reports	17,612	9,359
Miscellaneous	172,992	29,769
Total Expenses	11,807,890	1,296,201
Less—reduction in expenses due to undertakings—Note 2(a)	(2,162,996)	(284,792)
Less—reduction in fees due to earnings credits—Note 2(c)	(4,397)	(23,111)
Net Expenses	9,640,497	988,298
Net Investment Income	357,869,369	16,262,472
Realized and Unrealized Gain (Loss) on Investments—Note1(b) ($):
Net realized gain (loss) on investments	1	(6,087)
Net change in unrealized appreciation (depreciation) on investments	37,864	(31,659)
Net Realized and Unrealized Gain (Loss) on Investments	37,865	(37,746)
Net Increase in Net Assets Resulting from Operations	357,907,234	16,224,726

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Dreyfus Government Cash Management		Dreyfus Government Securities Cash Management
	Year Ended January 31,		Year Ended January 31,
	2024[a,b]	2023[c,d]	2024	2023
Operations ($):
Net investment income	5,748,635,282	2,271,712,912	198,038,170	64,379,693
Net realized gain (loss) on investments	(150,668)	(979,989)	(20,719)	(38,979)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,748,484,614	2,270,732,923	198,017,451	64,340,714
Distributions ($):
Distributions to shareholders:
Institutional Shares	(4,300,945,681)	(1,922,797,177)	(157,938,492)	(50,720,439)
Investor Shares	(451,928,317)	(68,068,237)	(11,266,230)	(3,000,991)
Administrative Shares	(135,145,211)	(104,120,797)	(15,463,297)	(6,717,801)
Participant Shares	(108,619,052)	(27,835,750)	(13,361,039)	(3,937,958)
Wealth Shares	(194,636,984)	(34,331,160)	-	-
Service Shares	(237,309,790)	(59,997,178)	-	-
BOLD® Shares	(300,589,324)	(54,671,511)	-	-
SPARKSM Shares	(19,809,775)	-	-	-
Total Distributions	(5,748,984,134)	(2,271,821,810)	(198,029,058)	(64,377,189)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	609,128,463,442	607,322,450,362	8,864,420,491	7,520,600,470
Investor Shares	29,221,843,221	19,468,297,964	565,861,972	391,190,228
Administrative Shares	9,553,768,697	14,403,639,685	1,280,646,542	1,777,348,708
Participant Shares	9,304,826,072	7,011,017,659	684,560,488	733,686,065
Wealth Shares	10,724,044,306	4,074,893,435	-	-
Service Shares	10,515,173,509	8,711,558,827	-	-
BOLD® Shares	47,580,614,932	23,953,279,418	-	-
SPARKSM Shares	1,903,320,420	-	-	-
Distributions reinvested:
Institutional Shares	1,069,776,072	423,628,069	34,554,314	10,477,252
Investor Shares	371,304,736	49,852,003	3,171,277	845,814
Administrative Shares	94,234,688	86,386,617	12,195,518	5,161,191
Participant Shares	102,687,159	26,057,757	12,796,440	3,799,734
Wealth Shares	191,721,237	33,855,593	-	-
Service Shares	227,447,268	56,999,135	-	-
BOLD® Shares	11,991,355	1,548,847	-	-
Cost of shares redeemed:
Institutional Shares	(646,585,636,872)	(591,549,965,415)	(8,718,827,520)	(7,648,030,092)
Investor Shares	(25,362,549,621)	(16,174,884,701)	(475,561,512)	(362,467,201)
Administrative Shares	(9,768,969,097)	(16,928,230,569)	(1,264,653,282)	(2,164,451,067)
Participant Shares	(8,380,411,419)	(7,088,412,780)	(649,667,350)	(756,193,606)
Wealth Shares	(5,410,352,109)	(4,772,971,784)	-	-
Service Shares	(9,050,212,302)	(7,563,124,232)	-	-
BOLD® Shares	(45,357,303,820)	(20,386,741,649)	-	-
SPARKSM Shares	(926,265,074)	-	-	-
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(20,840,483,200)	21,159,134,241	349,497,378	(488,032,504)
Total Increase (Decrease) in Net Assets	(20,840,982,720)	21,158,045,354	349,485,771	(488,068,979)
Net Assets ($):
Beginning of Period	145,972,142,002	124,814,096,648	4,122,987,974	4,611,056,953
End of Period	125,131,159,282	145,972,142,002	4,472,473,745	4,122,987,974

[a]	On August 15, 2023, the fund commenced offering SPARKSM Shares.

[b]	During the period ended January 31, 2024, 43,622 Service shares representing $43,741 were exchanged for 43,741 Wealth shares for Dreyfus Government Cash Management.

[c]	On February 23, 2022, the fund commenced offering BOLD® Shares.

[d]	During the period ended January 31, 2023, 3,569,596,873 Administrative shares representing $3,570,395,172 were exchanged for 3,570,395,172 Investor shares for Dreyfus Government Cash Management.
See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Dreyfus Treasury Obligations Cash Management		Dreyfus Treasury Securities Cash Management
	Year Ended January 31,		Year Ended January 31,
	2024	2023	2024[a]	2023
Operations ($):
Net investment income	2,265,278,954	787,241,279	2,282,467,863	716,341,576
Net realized gain (loss) on investments	25,375	(2,314)	(863,237)	(814,727)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,265,304,329	787,238,965	2,281,604,626	715,526,849
Distributions ($):
Distributions to shareholders:
Institutional Shares	(1,883,381,159)	(683,637,733)	(1,758,026,374)	(563,286,085)
Investor Shares	(102,314,442)	(28,588,021)	(73,627,104)	(18,734,325)
Administrative Shares	(123,771,967)	(21,983,698)	(179,592,090)	(65,125,773)
Participant Shares	(132,387,933)	(46,709,922)	(154,903,529)	(37,549,237)
Wealth Shares	(12,051,551)	(3,245,158)	(11,463,204)	(3,819,219)
Service Shares	(11,371,902)	(3,231,051)	(105,007,768)	(27,871,192)
Total Distributions	(2,265,278,954)	(787,395,583)	(2,282,620,069)	(716,385,831)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	214,880,891,469	213,911,424,295	137,751,961,469	87,351,800,472
Investor Shares	17,350,288,002	4,853,728,426	4,997,410,116	4,129,577,877
Administrative Shares	6,048,874,409	3,580,365,765	16,799,356,003	15,450,591,248
Participant Shares	9,305,744,078	7,857,728,976	16,346,165,255	16,666,004,699
Wealth Shares	254,155,591	156,616,373	159,643,942	100,742,625
Service Shares	815,218,529	532,525,225	5,797,533,187	4,698,148,336
Distributions reinvested:
Institutional Shares	290,015,936	90,475,773	412,314,245	165,848,633
Investor Shares	52,251,226	12,661,652	23,434,003	6,948,752
Administrative Shares	110,786,569	17,546,341	155,088,577	52,191,880
Participant Shares	124,640,697	43,839,868	143,268,512	35,584,816
Wealth Shares	11,911,647	3,178,783	11,037,795	3,731,085
Service Shares	10,858,428	3,203,014	95,553,399	26,518,218
Cost of shares redeemed:
Institutional Shares	(220,502,489,664)	(197,268,374,693)	(126,093,376,660)	(89,663,733,805)
Investor Shares	(16,791,265,521)	(4,715,546,837)	(4,818,550,130)	(4,251,881,484)
Administrative Shares	(5,022,374,802)	(2,261,355,144)	(16,171,695,756)	(21,717,084,412)
Participant Shares	(9,653,665,545)	(7,426,054,708)	(13,368,948,707)	(19,189,198,695)
Wealth Shares	(173,142,170)	(171,481,752)	(126,387,198)	(421,798,779)
Service Shares	(851,116,798)	(527,167,979)	(5,393,241,929)	(4,305,698,049)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(3,738,417,919)	18,693,313,378	16,720,566,123	(10,861,706,583)
Total Increase (Decrease) in Net Assets	(3,738,392,544)	18,693,156,760	16,719,550,680	(10,862,565,565)
Net Assets ($):
Beginning of Period	47,342,243,882	28,649,087,122	41,331,393,481	52,193,959,046
End of Period	43,603,851,338	47,342,243,882	58,050,944,161	41,331,393,481

[a]	During the period ended January 31, 2024, 15,392 Service shares representing $15,404 were exchanged for 15,404 Wealth shares for Dreyfus Treasury Securities Cash Management.
See notes to financial statements.

	Dreyfus Cash Management		Dreyfus Tax Exempt Cash Management
	Year Ended January 31,		Year Ended January 31,
	2024	2023	2024	2023
Operations ($):
Net investment income	357,869,369	165,126,570	16,262,472	5,663,682
Net realized gain (loss) on investments	1	1,835	(6,087)	-
Net change in unrealized appreciation (depreciation) on investments	37,864	1,025,344	(31,659)	34,668
Net Increase (Decrease) in Net Assets Resulting from Operations	357,907,234	166,153,749	16,224,726	5,698,350
Distributions ($):
Distributions to shareholders:
Institutional Shares	(180,294,380)	(86,453,939)	(16,239,059)	(5,650,478)
Investor Shares	(1,718,300)	(612,780)	-	-
Administrative Shares	(3,544,155)	(1,657,598)	-	-
Preferred Shares	(172,281,566)	(76,389,280)	-	-
Total Distributions	(357,838,401)	(165,113,597)	(16,239,059)	(5,650,478)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Institutional Shares	26,407,291,407	33,425,298,431	1,869,960,033	2,190,679,518
Investor Shares	391,367,228	320,241,319		-
Administrative Shares	392,334,630	474,321,476	-	-
Preferred Shares	15,679,842,936	16,532,388,944	-	-
Distributions reinvested:
Institutional Shares	38,187,521	25,218,050	11,147,589	3,684,247
Investor Shares	282,165	50,203	-	-
Administrative Shares	157,911	9,893	-	-
Preferred Shares	170,942,517	75,929,890	-	-
Cost of shares redeemed:
Institutional Shares	(27,785,643,354)	(34,611,483,659)	(1,756,539,255)	(2,049,804,009)
Investor Shares	(399,416,829)	(334,387,101)	-	-
Administrative Shares	(434,571,637)	(504,543,498)	-	-
Preferred Shares	(16,121,568,755)	(15,617,245,433)	-	-
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(1,660,794,260)	(214,201,485)	124,568,367	144,559,756
Total Increase (Decrease) in Net Assets	(1,660,725,427)	(213,161,333)	124,554,034	144,607,628
Net Assets ($):
Beginning of Period	8,126,923,275	8,340,084,608	452,573,582	307,965,954
End of Period	6,466,197,848	8,126,923,275	577,127,616	452,573,582
Capital Share Transactions (Shares):
Institutional Shares
Shares sold	26,382,664,451	33,400,598,829	1,870,166,839	2,190,913,910
Shares issued for distributions reinvested	38,152,377	25,195,632	11,148,919	3,684,603
Shares redeemed	(27,759,675,560)	(34,586,143,591)	(1,756,725,895)	(2,050,007,262)
Net Increase (Decrease) in Shares Outstanding	(1,338,858,732)	(1,160,349,130)	124,589,863	144,591,251
Investor Shares
Shares sold	391,019,433	320,023,270	-	-
Shares issued for distributions reinvested	281,915	50,161	-	-
Shares redeemed	(399,060,627)	(334,159,404)	-	-
Net Increase (Decrease) in Shares Outstanding	(7,759,279)	(14,085,973)	-	-
Administrative Shares
Shares sold	391,959,706	473,967,431	-	-
Shares issued for distributions reinvested	157,759	9,884	-	-
Shares redeemed	(434,154,472)	(504,170,957)	-	-
Net Increase (Decrease) in Shares Outstanding	(42,037,007)	(30,193,642)	-	-
Preferred Shares
Shares sold	15,665,824,384	16,520,495,237	-	-
Shares issued for distributions reinvested	170,788,808	75,863,217	-	-
Shares redeemed	(16,107,146,861)	(15,605,701,526)	-	-
Net Increase (Decrease) in Shares Outstanding	(270,533,669)	990,656,928	-	-

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class of each fund for the fiscal periods indicated. All information reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the funds’ financial statements.

	Institutional Shares
	Year Ended January 31,
Dreyfus Government Cash Management	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.050	.019	.000[a]	.002	.020
Distributions:
Dividends from net investment income	(.050)	(.019)	(.000)[a]	(.002)	(.020)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	5.12	1.90	.03	.24	2.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21	.21	.21	.21	.21
Ratio of net expenses to average net assets	.17	.14	.04	.15	.16
Ratio of net investment income to average net assets	4.97	1.92	.03	.20	2.00
Net Assets, end of period ($ x 1,000)	87,311,731	123,699,383	107,504,150	82,115,918	52,217,126

a Amount represents less than $.001 per share.

See notes to financial statements.

	Investor Shares
	Year Ended January 31,
Dreyfus Government Cash Management	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.048	.017	.000[a]	.002	.018
Distributions:
Dividends from net investment income	(.048)	(.017)	(.000)[a]	(.002)	(.018)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	4.86	1.69	.03	.16	1.77
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.46	.46	.45	.46	.46
Ratio of net expenses to average net assets	.43	.37	.03	.22	.41
Ratio of net investment income to average net assets	4.79	1.89	.03	.14	1.76
Net Assets, end of period ($ x 1,000)	11,291,168	7,060,619	3,717,395	2,957,837	3,230,590

a Amount represents less than $.001 per share.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Administrative Shares
	Year Ended January 31,
Dreyfus Government Cash Management	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.049	.018	.000[a]	.002	.019
Distributions:
Dividends from net investment income	(.049)	(.018)	(.000)[a]	(.002)	(.019)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	5.02	1.82	.03	.19	1.92
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.31	.30	.31	.31	.31
Ratio of net expenses to average net assets	.27	.23	.04	.19	.26
Ratio of net investment income to average net assets	4.90	1.74	.03	.16	1.88
Net Assets, end of period ($ x 1,000)	2,751,013	2,872,019	5,310,286	2,927,070	2,106,473

a Amount represents less than $.001 per share.

See notes to financial statements.

	Participant Shares
	Year Ended January 31,
Dreyfus Government Cash Management	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.046	.016	.000[a]	.001	.016
Distributions:
Dividends from net investment income	(.046)	(.016)	(.000)[a]	(.001)	(.016)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	4.71	1.58	.03	.14	1.62
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61	.60	.61	.61	.62
Ratio of net expenses to average net assets	.58	.46	.04	.26	.57
Ratio of net investment income to average net assets	4.64	1.52	.03	.13	1.32
Net Assets, end of period ($ x 1,000)	2,958,453	1,931,271	1,982,627	1,482,523	1,491,277

a Amount represents less than $.001 per share.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Wealth Shares
	Year Ended January 31,
Dreyfus Government Cash Management	2024	2023	2022	2021[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.048	.017	.000[b]	.000[b]
Distributions:
Dividends from net investment income	(.048)	(.017)	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00
Total Return (%)	4.86	1.69	.03	.00[c,d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.48	.46	.47	.55[e]
Ratio of net expenses to average net assets	.44	.35	.05	.19[e]
Ratio of net investment income to average net assets	4.83	1.52	.03	.02[e]
Net Assets, end of period ($ x 1,000)	7,485,846	1,980,525	2,644,768	1,226

a On November 16, 2020, the fund commenced offering Wealth shares.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

	Service Shares
	Year Ended January 31,
Dreyfus Government Cash Management	2024	2023	2022	2021[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.042	.013	.000[b]	.000[b]
Distributions:
Dividends from net investment income	(.042)	(.013)	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00
Total Return (%)	4.29	1.29	.03	.00[c,d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.01	1.01	1.02	1.07[e]
Ratio of net expenses to average net assets	.98	.77	.05	.13[e]
Ratio of net investment income to average net assets	4.22	1.32	.03	.01[e]
Net Assets, end of period ($ x 1,000)	6,552,644	4,860,265	3,654,871	48

a On November 16, 2020, the fund commenced offering Service shares.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	BOLD® Shares
	Year Ended January 31,
Dreyfus Government Cash Management	2024	2023[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00
Investment Operations:
Net investment income	.050	.019
Distributions:
Dividends from net investment income	(.050)	(.019)
Net asset value, end of period	1.00	1.00
Total Return (%)	5.12	1.90[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21	.22[c]
Ratio of net expenses to average net assets	.18	.16[c]
Ratio of net investment income to average net assets	5.04	2.51[c]
Net Assets, end of period ($ x 1,000)	5,803,269	3,568,061

a On February 23, 2022, the fund commenced offering BOLD® shares.

b Not annualized.

c Annualized.

See notes to financial statements.

SPARKSM Shares
Period Ended January 31,
Dreyfus Government Cash Management	2024[a]
Per Share Data ($):
Net asset value, beginning of period	1.00
Investment Operations:
Net investment income	.024
Distributions:
Dividends from net investment income	(.024)
Net asset value, end of period	1.00
Total Return (%)	2.46[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.24[c]
Ratio of net expenses to average net assets	.18[c]
Ratio of net investment income to average net assets	5.22[c]
Net Assets, end of period ($ x 1,000)	977,036

a On August 15, 2023, the fund commenced offering SparkSM shares.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Institutional Shares
	Year Ended January 31,
Dreyfus Government Securities Cash Management	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.050	.018	.000[a]	.003	.019
Distributions:
Dividends from net investment income	(.050)	(.018)	(.000)[a]	(.003)	(.019)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	5.06	1.79	.01	.25	1.94
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21	.21	.21	.21	.22
Ratio of net expenses to average net assets	.20	.19	.06	.20	.22
Ratio of net investment income to average net assets	4.96	1.80	.01	.23	1.96
Net Assets, end of period ($ x 1,000)	3,498,262	3,318,127	3,435,107	3,211,177	3,245,834

a Amount represents less than $.001 per share.

See notes to financial statements.

	Investor Shares
	Year Ended January 31,
Dreyfus Government Securities Cash Management	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.047	.016	.000[a]	.002	.017
Distributions:
Dividends from net investment income	(.047)	(.016)	(.000)[a]	(.002)	(.017)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	4.80	1.59	.01	.16	1.69
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.46	.46	.46	.46	.47
Ratio of net expenses to average net assets	.45	.39	.05	.29	.47
Ratio of net investment income to average net assets	4.68	1.68	.00[b]	.16	1.68
Net Assets, end of period ($ x 1,000)	293,819	200,348	170,780	321,743	428,964

a Amount represents less than $.001 per share.

b Amount represents less than .01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Administrative Shares
	Year Ended January 31,
Dreyfus Government Securities Cash Management	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.049	.017	.000[a]	.002	.018
Distributions:
Dividends from net investment income	(.049)	(.017)	(.000)[a]	(.002)	(.018)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	4.96	1.71	.01	.20	1.85
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.31	.31	.31	.31	.32
Ratio of net expenses to average net assets	.30	.27	.06	.25	.32
Ratio of net investment income to average net assets	4.86	1.35	.01	.15	1.79
Net Assets, end of period ($ x 1,000)	324,267	296,075	678,022	525,656	611,072

a Amount represents less than $.001 per share.

See notes to financial statements.

	Participant Shares
	Year Ended January 31,
Dreyfus Government Securities Cash Management	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.046	.015	.000[a]	.001	.015
Distributions:
Dividends from net investment income	(.046)	(.015)	(.000)[a]	(.001)	(.015)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	4.65	1.48	.01	.13	1.54
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61	.61	.61	.61	.62
Ratio of net expenses to average net assets	.60	.49	.06	.31	.62
Ratio of net investment income to average net assets	4.56	1.42	.00[b]	.14	1.48
Net Assets, end of period ($ x 1,000)	356,126	308,438	327,148	378,134	416,833

a Amount represents less than $.001 per share.

b Amount represents less than .01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Institutional Shares
	Year Ended January 31,
Dreyfus Treasury Obligations Cash Management	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.050	.019	.000[a]	.002	.020
Distributions:
Dividends from net investment income	(.050)	(.019)	(.000)[a]	(.002)	(.020)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	5.12	1.92	.01	.22	1.99
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21	.21	.21	.21	.21
Ratio of net expenses to average net assets	.18	.17	.05	.16	.18
Ratio of net investment income to average net assets	4.99	2.20	.01	.19	1.97
Net Assets, end of period ($ x 1,000)	34,590,058	39,921,624	23,188,297	22,701,392	14,900,109

a Amount represents less than $.001 per share.

See notes to financial statements.

	Investor Shares
	Year Ended January 31,
Dreyfus Treasury Obligations Cash Management	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.048	.017	.000[a]	.001	.017
Distributions:
Dividends from net investment income	(.048)	(.017)	(.000)[a]	(.001)	(.017)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	4.86	1.71	.01	.15	1.73
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.45	.45	.45	.46	.46
Ratio of net expenses to average net assets	.42	.38	.05	.24	.43
Ratio of net investment income to average net assets	4.78	1.79	.01	.15	1.71
Net Assets, end of period ($ x 1,000)	2,349,418	1,738,130	1,587,270	1,472,827	1,702,388

a Amount represents less than $.001 per share.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Administrative Shares
	Year Ended January 31,
Dreyfus Treasury Obligations Cash Management	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.049	.018	.000[a]	.002	.019
Distributions:
Dividends from net investment income	(.049)	(.018)	(.000)[a]	(.002)	(.019)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	5.01	1.83	.01	.18	1.89
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.32	.31	.30	.31	.31
Ratio of net expenses to average net assets	.29	.27	.05	.21	.28
Ratio of net investment income to average net assets	4.91	2.23	.01	.16	1.86
Net Assets, end of period ($ x 1,000)	3,176,860	2,039,571	703,028	671,622	677,032

a Amount represents less than $.001 per share.

See notes to financial statements.

	Participant Shares
	Year Ended January 31,
Dreyfus Treasury Obligations Cash Management	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.046	.016	.000[a]	.001	.016
Distributions:
Dividends from net investment income	(.046)	(.016)	(.000)[a]	(.001)	(.016)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	4.70	1.59	.01	.13	1.58
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.60	.61	.61	.61	.61
Ratio of net expenses to average net assets	.57	.49	.05	.26	.58
Ratio of net investment income to average net assets	4.61	1.63	.01	.11	1.52
Net Assets, end of period ($ x 1,000)	2,927,515	3,150,804	2,675,261	2,472,367	2,077,167

a Amount represents less than $.001 per share.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Wealth Shares
	Year Ended January 31,
Dreyfus Treasury Obligations Cash Management	2024	2023	2022	2021[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.048	.017	.000[b]	.000[b]
Distributions:
Dividends from net investment income	(.048)	(.017)	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00
Total Return (%)	4.86	1.71	.01	.00[c,d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.46	.45	.47	.64[e]
Ratio of net expenses to average net assets	.43	.37	.06	.11[e]
Ratio of net investment income to average net assets	4.78	1.58	.01	.01[e]
Net Assets, end of period ($ x 1,000)	290,332	197,408	209,090	6,872

a On November 16, 2020, the fund commenced offering Wealth shares.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

	Service Shares
	Year Ended January 31,
Dreyfus Treasury Obligations Cash Management	2024	2023	2022	2021[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.042	.013	.000[b]	.000[b]
Distributions:
Dividends from net investment income	(.042)	(.013)	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00
Total Return (%)	4.29	1.31	.01	.00[c,d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.00	1.00	1.02	1.07[e]
Ratio of net expenses to average net assets	.97	.79	.07	.11[e]
Ratio of net investment income to average net assets	4.23	1.71	.01	.02[e]
Net Assets, end of period ($ x 1,000)	269,669	294,707	286,142	40

a On November 16, 2020, the fund commenced offering Service shares.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Institutional Shares
	Year Ended January 31,
Dreyfus Treasury Securities Cash Management	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.049	.018	.000[a]	.002	.019
Distributions:
Dividends from net investment income	(.049)	(.018)	(.000)[a]	(.002)	(.019)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	5.04	1.77	.01	.24	1.96
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21	.21	.21	.21	.21
Ratio of net expenses to average net assets	.18	.17	.05	.17	.19
Ratio of net investment income to average net assets	4.97	1.78	.01	.21	1.93
Net Assets, end of period ($ x 1,000)	43,641,059	31,570,972	33,717,357	29,170,141	24,169,621

a Amount represents less than $.001 per share.

See notes to financial statements.

	Investor Shares
	Year Ended January 31,
Dreyfus Treasury Securities Cash Management	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.047	.015	.000[a]	.002	.017
Distributions:
Dividends from net investment income	(.047)	(.015)	(.000)[a]	(.002)	(.017)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	4.78	1.56	.01	.16	1.70
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.45	.45	.45	.46	.46
Ratio of net expenses to average net assets	.42	.37	.05	.24	.44
Ratio of net investment income to average net assets	4.76	1.40	.01	.15	1.74
Net Assets, end of period ($ x 1,000)	1,664,092	1,461,809	1,577,212	1,457,957	1,128,928

a Amount represents less than $.001 per share.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Administrative Shares
	Year Ended January 31,
Dreyfus Treasury Securities Cash Management	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.048	.017	.000[a]	.002	.018
Distributions:
Dividends from net investment income	(.048)	(.017)	(.000)[a]	(.002)	(.018)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	4.94	1.68	.01	.20	1.86
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.30	.30	.31	.31	.31
Ratio of net expenses to average net assets	.27	.25	.06	.21	.29
Ratio of net investment income to average net assets	4.83	1.08	.01	.15	1.84
Net Assets, end of period ($ x 1,000)	4,238,417	3,455,742	9,670,384	4,371,849	2,364,299

a Amount represents less than $.001 per share.

See notes to financial statements.

	Participant Shares
	Year Ended January 31,
Dreyfus Treasury Securities Cash Management	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.045	.014	.000[a]	.001	.015
Distributions:
Dividends from net investment income	(.045)	(.014)	(.000)[a]	(.001)	(.015)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	4.63	1.45	.01	.14	1.55
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.60	.60	.60	.61	.61
Ratio of net expenses to average net assets	.57	.46	.05	.27	.59
Ratio of net investment income to average net assets	4.51	1.11	.01	.13	1.47
Net Assets, end of period ($ x 1,000)	5,434,017	2,313,589	4,801,362	3,663,480	3,153,603

a Amount represents less than $.001 per share.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Wealth Shares
	Year Ended January 31,
Dreyfus Treasury Securities Cash Management	2024	2023	2022	2021[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.047	.015	.000[b]	.000[b]
Distributions:
Dividends from net investment income	(.047)	(.015)	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00
Total Return (%)	4.77	1.55	.01	.00[c,d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.47	.47	.48	.53[e]
Ratio of net expenses to average net assets	.44	.37	.06	.13[e]
Ratio of net investment income to average net assets	4.69	1.06	.01	.01[e]
Net Assets, end of period ($ x 1,000)	261,181	216,893	534,237	65

a On November 16, 2020, the fund commenced offering Wealth shares.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

	Service Shares
	Year Ended January 31,
Dreyfus Treasury Securities Cash Management	2024	2023	2022	2021[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.041	.012	.000[b]	.000[b]
Distributions:
Dividends from net investment income	(.041)	(.012)	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00
Total Return (%)	4.21	1.17	.01	.00[c,d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.01	1.01	1.02	1.06[e]
Ratio of net expenses to average net assets	.98	.79	.06	.12[e]
Ratio of net investment income to average net assets	4.10	1.23	.01	.01[e]
Net Assets, end of period ($ x 1,000)	2,812,179	2,312,388	1,893,407	40

a On November 16, 2020, the fund commenced offering Service shares.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Institutional Shares
	Year Ended January 31,
Dreyfus Cash Management	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	1.0009	1.0008	1.0011	1.0005	1.0002
Investment Operations:
Net investment income[a]	.0522	.0188	.0004	.0050	.0229
Net realized and unrealized gain (loss) on investments	(.0015)	.0013	(.0003)	(.0004)	(.0005)[b]
Total From Investment Operations	.0507	.0201	.0001	.0046	.0224
Distributions:
Dividends from net investment income	(.0506)	(.0200)	(.0004)	(.0040)	(.0221)
Dividends from net realized gain on investments	-	-	(.0000)[c]	-	-
Total Distributions	(.0506)	(.0200)	(.0004)	(.0040)	(.0221)
Net asset value, end of period	1.0010	1.0009	1.0008	1.0011	1.0005
Total Return (%)	5.17	2.03	.02	.47	2.27
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21	.21	.21	.21	.21
Ratio of net expenses to average net assets	.16	.13	.10	.11	.11
Ratio of net investment income to average net assets	5.02	1.88	.04	.50	2.22
Net Assets, end of period ($ x 1,000)	2,911,311	4,251,425	5,412,181	4,906,825	10,233,582

a Based on average shares outstanding.

b In addition to net realized and unrealized gains(losses) on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

c Amount represents less than $.0001 per shares.

See notes to financial statements.

	Investor Shares
	Year Ended January 31,
Dreyfus Cash Management	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	1.0009	1.0008	1.0011	1.0005	1.0002
Investment Operations:
Net investment income[a]	.0480	.0157	.0001	.0017	.0196
Net realized and unrealized gain (loss) on investments	(.0006)	.0019	(.0003)	.0012[b]	.0004
Total From Investment Operations	.0474	.0176	(.0002)	.0029	.0200
Distributions:
Dividends from net investment income	(.0474)	(.0175)	(.0001)	(.0023)	(.0197)
Dividends from net realized gain on investments	-	-	(.0000)[c]	-	-
Total Distributions	(.0474)	(.0175)	(.0001)	(.0023)	(.0197)
Net asset value, end of period	1.0009	1.0009	1.0008	1.0011	1.0005
Total Return (%)	4.84	1.78	(.01)	.29	2.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.53	.50	.46	.46	.46
Ratio of net expenses to average net assets	.48	.38	.14	.28	.36
Ratio of net investment income to average net assets	4.71	1.57	.01	.17	1.91
Net Assets, end of period ($ x 1,000)	30,266	38,032	52,125	201,650	171,215

a Based on average shares outstanding.

b In addition to net realized and unrealized gains(losses) on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

c Amount represents less than $.0001 per shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Administrative Shares
	Year Ended January 31,
Dreyfus Cash Management	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	1.0010	1.0009	1.0011	1.0005	1.0002
Investment Operations:
Net investment income[a]	.0494	.0189	.0001	.0034	.0225
Net realized and unrealized gain (loss) on investments	(.0001)	.0002	(.0002)	.0004[b]	(.0010)[b]
Total From Investment Operations	.0493	.0191	(.0001)	.0038	.0215
Distributions:
Dividends from net investment income	(.0493)	(.0190)	(.0001)	(.0032)	(.0212)
Dividends from net realized gain on investments	-	-	(.0000)[c]	-	-
Total Distributions	(.0493)	(.0190)	(.0001)	(.0032)	(.0212)
Net asset value, end of period	1.0010	1.0010	1.0009	1.0011	1.0005
Total Return (%)	5.04	1.93	.00[d]	.38	2.17
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.34	.32	.31	.31	.31
Ratio of net expenses to average net assets	.29	.24	.14	.20	.21
Ratio of net investment income to average net assets	5.00	1.90	.01	.32	2.15
Net Assets, end of period ($ x 1,000)	53,450	95,528	125,739	56,995	77,564

a Based on average shares outstanding.

b In addition to net realized and unrealized gains(losses) on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

c Amount represents less than $.0001 per shares.

d Amount represents less than .01%.

See notes to financial statements.

	Preferred Shares
	Year Ended January 31,
Dreyfus Cash Management	2024	2023	2022[a]
Per Share Data ($):
Net asset value, beginning of period	1.0009	1.0008	1.0000
Investment Operations:
Net investment income[b]	.0529	.0222	.0003
Net realized and unrealized gain (loss) on investments	(.0017)	(.0018)	.0008
Total From Investment Operations	.0512	.0204	.0011
Distributions:
Dividends from net investment income	(.0512)	(.0203)	(.0003)
Dividends from net realized gain on investments	-	-	(.0000)[c]
Total Distributions	(.0512)	(.0203)	(.0003)
Net asset value, end of period	1.0009	1.0009	1.0008
Total Return (%)	5.24	2.06	.02[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.11	.11	.12[e]
Ratio of net expenses to average net assets	.10	.10	.10[e]
Ratio of net investment income to average net assets	5.10	2.22	.04[e]
Net Assets, end of period ($ x 1,000)	3,471,171	3,741,939	2,750,039

a On May 4, 2021, the fund commenced offering Preferred shares.

b Based on average shares outstanding.

c Amount represents less than $.0001 per shares.

d Not annualized.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Institutional Shares
	Year Ended January 31,
Dreyfus Tax Exempt Cash Management	2024	2023	2022	[a]	2021		2020
Per Share Data ($):
Net asset value, beginning of period	1.0000	.9999	.9999		1.0001		1.0000
Investment Operations:
Net investment income[b]	.0320	.0137	.0001		.0039		.0133
Net realized and unrealized gain (loss) on investments	(.0001)	(.0014)	.0000	[c]	(.0007)	[d]	(.0005)	[d]
Total from Investment Operations	.0319	.0123	.0001		.0032		.0128
Distributions:
Dividends from net investment income	(.0320)	(.0122)	(.0001)		(.0034)		(.0127)
Net asset value, end of period	.9999	1.0000	.9999		.9999		1.0001
Total Return (%)	3.24	1.23	.01		.32		1.29
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.26	.26	.27		.25		.26
Ratio of net expenses to average net assets	.20	.19	.08		.17		.20
Ratio of net investment income to average net assets	3.21	1.37	.01		.38		1.28
Net Assets, end of period ($ x 1,000)	577,128	452,574	307,966		383,770		496,302

a On February 1, 2021, Investor shares were converted to Institutional shares.

b Based on average shares outstanding.

c Amount represents less than $.0001 per share.

d In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management, Dreyfus Treasury Securities Cash Management, Dreyfus Cash Management and Dreyfus Tax Exempt Cash Management (each, a “fund” and collectively, the “funds”) are diversified open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “Act”). Dreyfus Government Cash Management and Dreyfus Government Securities Cash Management are each a separate series of Dreyfus Government Cash Management Funds and Dreyfus Tax Exempt Cash Management is the sole series of Dreyfus Tax Exempt Cash Management Funds (the “Trust”).

Each fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. Dreyfus Tax Exempt Cash Management investment objective is to provide investors with as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as each fund’s investment adviser.

On June 20, 2023, SPARKSM Shares for Dreyfus Government Cash Management were declared effective by the SEC. On August 15, 2023, Dreyfus Government Cash Management commenced offering SPARKSM Shares.

Effective September 1, 2023, the Adviser has engaged its affiliate, Dreyfus, to serve as the funds’ sub-investment adviser. Dreyfus is a division of Mellon Investments Corporation, a registered investment adviser and an indirect wholly-owned subsidiary of BNY Mellon, with its principal office located at One Boston Place, 15th Floor, Boston, MA 02108.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of each fund’s shares, which are sold without a sales charge. Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest of the following classes of shares: Dreyfus Government Cash Management: Institutional, Investor, Administrative, Participant, Wealth, Service, BOLD® and SPARKSM. Dreyfus Government Securities Cash Management: Institutional, Investor, Administrative and Participant. Dreyfus Treasury Obligations Cash Management: Institutional, Investor, Administrative, Participant, Wealth and Service. Dreyfus Treasury Securities Cash Management: Institutional, Investor, Administrative, Participant, Wealth and Service. Dreyfus Cash Management: Institutional, Investor, Administrative and Preferred. Dreyfus Tax Exempt Cash Management: Institutional. Institutional, Investor, Administrative, Participant, Wealth and Service shares class of the funds are subject to a Shareholder Services Plan, and the Participant, Investor and Service shares of the funds are subject to an Administrative Services Plan. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management and Dreyfus Treasury Securities Cash Management each operate as a “government money market fund” as that term is defined in Rule 2a-7 under the Act (a “Government Fund”). It is the policy of each Government Fund to maintain a constant NAV of $1.00 per share, and each Government Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Government Fund will be able to maintain a constant NAV of $1.00 per share.

Dreyfus Cash Management and Dreyfus Tax Exempt Cash Management each operate as an “institutional prime fund” as that term is defined in Rule 2a-7 under the Act (an “Institutional Fund”).

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. Each fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. Each fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

NOTES TO FINANCIAL STATEMENTS (continued)

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:

Government Funds: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Trust’s Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Act.

Institutional Funds: The Board has designated the Adviser as each fund’s valuation designee to make all fair value determinations with respect to each fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in money market securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Money Market investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of money market securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At January 31, 2024, all of the securities in each fund were considered Level 2 within the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Each relevant fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and each fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, each fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, each fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of each fund by the tri-party administrator with respect to any tri-party agreement. Each fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

For financial reporting purposes, each fund elects not to offset assets and liabilities subject to a Repurchase Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of January 31, 2024, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the Repurchase Agreement are detailed in the following tables:

	Assets ($)		Liabilities ($)
Dreyfus Government Cash Management
Repurchase Agreements	69,070,000,000		-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	69,070,000,000		-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(69,070,000,000)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the repurchase agreement by the fund. See Statement of Investments for detailed information regarding collateral received for open repurchase agreements.

	Assets ($)		Liabilities ($)
Dreyfus Treasury Obligations Cash Management
Repurchase Agreements	17,079,000,000		-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	17,079,000,000		-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(17,079,000,000)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the repurchase agreement by the fund. See Statement of Investments for detailed information regarding collateral received for open repurchase agreements.

	Assets ($)		Liabilities ($)
Dreyfus Cash Management
Repurchase Agreements	3,760,000,000		-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	3,760,000,000		-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(3,760,000,000)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the repurchase agreement by the fund. See Statement of Investments for detailed information regarding collateral received for open repurchase agreements.

(c) Market Risk: The value of the securities in which each fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

Floating Net Asset Value Risk: An Institutional Fund does not maintain a stable net asset value per share. The net asset value of each relevant fund’s shares will be calculated to four decimal places and will “float”, meaning the net asset value will fluctuate with changes in the values of each relevant fund’s portfolio securities. You could lose money by investing in the fund.

U.S. Treasury Securities Risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and

NOTES TO FINANCIAL STATEMENTS (continued)

principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

Government Securities Risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by each relevant fund does not apply to the market value of such security or to shares of the fund itself.

Repurchase Agreement Counterparty Risk: Each relevant fund is subject to the risk that a counterparty in a repurchase agreement and/or, for a tri-party repurchase agreement, the third party bank providing payment administration, collateral custody and management services for the transaction, could fail to honor the terms of the agreement.

Municipal Securities Risk: Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of each relevant fund’s investments in municipal securities.

(d) Dividends and distributions to shareholders: It is the policy of each fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gains.

(e) Federal income taxes: It is the policy of Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management, Dreyfus Treasury Securities Cash Management and Dreyfus Cash Management, to continue to qualify as a regulated investment company if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

It is the policy of Dreyfus Tax Exempt Cash Management to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

For federal income tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.

As of and during the period ended January 31, 2024, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended January 31, 2024, the funds did not incur any interest or penalties.

Each tax year in the four-year period ended January 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Table 1 summarizes each fund’s components of accumulated earnings on a tax basis at January 31, 2024.

Table 1—Components of Accumulated Earnings
	Undistributed Tax-Exempt Income ($)	Undistributed Ordinary Income ($)	Accumulated Capital Losses ($)	Unrealized Appreciation (Depreciation) ($)
Dreyfus Government Cash Management	-	47,136	(1,283,329)	(285,831)†
Dreyfus Government Securities Cash Management	-	13,688	(72,938)	-
Dreyfus Treasury Obligations Cash Management	-	35,076	(1,924,217)	-
Dreyfus Treasury Securities Cash Management	-	-	(1,677,422)	(542)†
Dreyfus Cash Management	-	61,669	(1,466,142)	140,438
Dreyfus Tax Exempt Cash Management	41,012	-	(6,087)	(2,990)

† Amount represents a deferred wash sale at year end.

Under the Regulated Investment Company Modernization Act of 2010, each fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

Table 2 summarizes each relevant fund’s accumulated capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to January 31, 2024.

Table 3 summarizes each fund’s tax character of distributions paid to shareholders during the fiscal periods ended January 31, 2024 and January 31, 2023.

At January 31, 2024, the cost of investments for federal income tax purposes for each relevant fund was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

Table 2—Capital Loss Carryover
	Short-Term Losses ($)†	Long-Term Losses ($)†	Total ($)
Dreyfus Government Cash Management	1,283,327	2	1,283,329
Dreyfus Government Securities Cash Management	72,938	-	72,938
Dreyfus Treasury Obligations Cash Management	1,780,938	143,279	1,924,217
Dreyfus Treasury Securities Cash Management	1,677,422	-	1,677,422
Dreyfus Cash Management	1,466,142	-	1,466,142
Dreyfus Tax Exempt Cash Management	6,087	-	6,087

† These capital losses can be carried forward for an unlimited period.

Table 3—Tax Character of Distributions Paid
	2024			2023
	Tax-Exempt Income ($)	Ordinary Income ($)	Long-Term Capital Gains ($)	Tax-Exempt Income ($)	Ordinary Income ($)	Long-Term Capital Gains ($)
Dreyfus Government Cash Management	-	5,748,984,134	-	-	2,271,821,810	-
Dreyfus Government Securities Cash Management	-	198,029,058	-	-	64,377,189	-
Dreyfus Treasury Obligations Cash Management	-	2,265,278,954	-	-	787,395,583	-
Dreyfus Treasury Securities Cash Management	-	2,282,620,069	-	-	716,385,831	-
Dreyfus Cash Management	-	357,838,401	-	-	165,113,597	-
Dreyfus Tax Exempt Cash Management	16,239,059	-	-	5,646,083	-	4,395

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to separate management agreements (the “Agreements”) with the Adviser, the management fee of each fund except for Dreyfus Cash Management is computed at the annual rate of .20% of the value of each fund’s average daily net assets and is payable monthly. Dreyfus Cash Management fee is computed at an annual rate of ..10% of the value of the fund’s average daily net assets and is payable monthly. For each fund except for Dreyfus Treasury Securities Cash Management, the Agreements provide that if in any full fiscal year the aggregate expenses, (excluding taxes, brokerage fees and extraordinary expenses) exceed 1½% of the value of each fund’s average daily net assets, the Adviser will reimburse the relevant fund, or bear any excess expense over 1½%. During the period ended January 31, 2024, there were no reimbursements pursuant to the Agreements.

For Dreyfus Government Cash Management, the Adviser has contractually agreed, from February 1, 2023 through June 30, 2024, to waive receipt of a portion of its management fee in the amount of .03% of the value of the fund’s average daily net assets. On or after June 30, 2024, the Adviser may terminate this waiver agreement at any time. In addition, effective September 5, 2023, the Adviser has voluntary agreed to waive receipt of a portion of its management fee in the amount of .01% of the value of the fund’s average daily net assets. The Adviser may terminate this waiver agreement at any time.

For Dreyfus Government Cash Management, the Adviser has contractually agreed, from February 1, 2023 through June 1, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of the fund’s Wealth, Service and BOLD® shares (excluding taxes, brokerage commissions and extraordinary expenses) do not exceed .62%, 1.01% and .18%, respectively, of the value of applicable share class’ average daily net assets. To the extent that it is necessary for the Adviser, to waive receipt of its management fee or reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. On or after June 1, 2024, the Adviser may terminate this expense limitation agreement at any time.

For Dreyfus Government Cash Management, the Adviser has contractually agreed, from June 20, 2023 through June 30, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund’s SPARKSM shares so that the direct expenses of SPARKSM shares (excluding taxes, brokerage commissions and extraordinary expenses) do not exceed .18%. To the extent that it is necessary for the Adviser to waive receipt of its management fee or reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. On or after June 30, 2024, the Adviser may terminate the fee waiver agreement and/or expense limitation agreement at any time.

For Dreyfus Government Securities Cash Management, the Adviser has contractually agreed, from February 1, 2023 through June 1, 2024, to waive receipt of a portion of its management fee in the amount of .01% of the value of the fund’s average daily net assets. On or after June 1, 2024, the Adviser may terminate this waiver agreement at any time.

For Dreyfus Treasury Obligations Cash Management and Dreyfus Treasury Securities Cash Management, the Adviser has contractually agreed, from February 1, 2023 through June 1, 2024, to waive receipt of a portion of its management fee in the amount of .03% of the value of the fund’s average daily net assets. On or after June 1, 2024, the Adviser may terminate this waiver agreement at any time.

For Dreyfus Treasury Obligations Cash Management, the Adviser has contractually agreed, from February 1, 2023 through June 1, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of the fund’s Wealth and Service shares (excluding taxes, brokerage commissions and extraordinary expenses) do not exceed .47% and 1.01%, respectively, of the value of applicable share class’ average daily net assets. To the extent that it is necessary for the Adviser, to waive receipt of its management fee or reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. On or after June 1, 2024, the Adviser may terminate this expense limitation agreement at any time.

For Dreyfus Treasury Securities Cash Management, the Adviser has contractually agreed, from February 1, 2023 through June 1, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of the fund’s Wealth and Service shares (excluding taxes, brokerage commissions and extraordinary expenses) do not exceed .47% and 1.01%, respectively, of the value of applicable share class’ average daily net assets. To the extent that it is necessary for the Adviser, to waive receipt of its management fee or reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. On or after June 1, 2024, the Adviser may terminate this expense limitation agreement at any time.

For Dreyfus Cash Management, the Adviser has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund’s Preferred shares from February 1, 2023 through June 1, 2024 so that the direct expenses of Preferred shares (excluding taxes, brokerage commissions and extraordinary expenses) do not exceed .10% of the value of the fund’s Preferred shares average daily net assets. To the extent that it is necessary for the Adviser to waive receipt of its management fee or reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund.

For Dreyfus Cash Management, the Adviser has agreed to waive receipt of its fee and/or assume the expenses of the fund to the extent necessary to reduce the direct expenses of the fund’s Institutional, Investor and Administrative shares by .04% of the value of the fund’s average daily net assets. To the extent that it is necessary for the Adviser to waive receipt of its service fee or reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. These expense limitations and waivers are voluntary, not contractual, and may be terminated by the Adviser at any time.

For Dreyfus Tax Exempt Cash Management, the Adviser has contractually agreed, from February 1, 2023 through June 1, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund’s Institutional shares so that the direct expenses of the fund’s Institutional shares (excluding taxes, brokerage commisions and extraordinary expenses) do not exceed .20% of the value of the fund’s average daily net assets. On or after June 1, 2024, the Adviser may terminate the expense limitation agreement at any time.

Table 4 summarizes the reduction in expenses for each relevant fund, pursuant to these undertakings, during the period ended January 31, 2024.

Table 4—Fee Waivers ($)

Dreyfus Government Cash Management	39,817,277
Dreyfus Government Securities Cash Management	403,661
Dreyfus Treasury Obligations Cash Management	13,745,511
Dreyfus Treasury Securities Cash Management	14,054,434
Dreyfus Cash Management	2,162,996
Dreyfus Tax Exempt Cash Management	284,792

Effective September 1, 2023, pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays to the Sub-Adviser a monthly fee of 50% of the monthly management fee the Adviser receives from each fund with respect to the value of the sub-advised net assets of each fund, net of any fee waivers and/or expense reimbursements made by the Adviser.

(b) Under each fund’s Compensation Shareholder Services Plan, with respect to each fund’s applicable Institutional, Investor, Administrative, Participant, Wealth and Service shares, each fund pays the Distributor for providing certain services to shareholders of these classes. Investor, Administrative, Participant, Wealth and Service shares pay the Distributor at annual rates of .25%, .10%, .25%, .25% and .25%, respectively, of the value of the applicable share class’ average daily net assets. Dreyfus Cash Management’s Institutional shares pay the Distributor at annual rate of .10% of the value of Dreyfus Cash Management Institutional shares average daily net assets and with respect to Administrative shares the annual rate of .20% of value of Dreyfus Cash Management Administrative shares average daily net assets. Service may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the funds and services related to the maintenance of shareholder accounts. Under the Compensation Shareholder Services Plan as to each class, the Distributor may make payments to Service Agents with respect to these services. Table 5 summarizes the amount each relevant fund was charged pursuant to the Compensation Shareholder Services Plan during the period ended January 31, 2024.

Table 5—Compensation Shareholder Services Plan Fees

	Institutional Shares ($)	Investor Shares ($)	Administrative Shares ($)	Participant Shares ($)	Wealth Shares ($)	Service Shares ($)
Dreyfus Government Cash Management	-	23,595,994	2,756,046	5,860,641	10,074,001	14,042,291
Dreyfus Government Securities Cash Management	-	594,998	319,735	735,849	-	-
Dreyfus Treasury Obligations Cash Management	-	5,354,991	2,520,414	7,184,495	630,430	671,760
Dreyfus Treasury Securities Cash Management	-	3,910,916	3,699,371	8,355,740	610,832	6,357,389
Dreyfus Cash Management	3,589,161	90,952	145,315	-	-	-

NOTES TO FINANCIAL STATEMENTS (continued)

Each fund has adopted a Reimbursement Shareholder Services Plan with respect to its Institutional shares. Institutional shares of each fund reimburse the Distributor at an amount not to exceed an annual rate of .25% and Dreyfus Cash Management’s Institutional shares reimburse the Distributor at an amount not to exceed an annual rate of .05% of the value of Institutional shares average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Institutional shares of each fund, and services related to the maintenance of shareholder accounts. Table 6 summarizes the amount each relevant fund’s Institutional shares were charged pursuant to the Reimbursement Shareholder Services Plan during the period ended January 31, 2024.

Table 6—Reimbursement Shareholder Services Plan Fees ($)	Institutional Shares
Dreyfus Government Cash Management	519,442
Dreyfus Government Securities Cash Management	2,010
Dreyfus Treasury Obligations Cash Management	315,630
Dreyfus Treasury Securities Cash Management	375,763
Dreyfus Cash Management	138,821
Dreyfus Tax Exempt Cash Management	59,335

(c) Under each fund’s Administrative Services Plan, with respect to each fund’s applicable Participant and Service shares and Dreyfus Cash Management Investor shares, each fund will pay the Distributor for the provision of certain types of recordkeeping and other related services (which are not services for which a “service fee” as defined under the Conduct Rules of FINRA is intended to compensate) pursuant to the Administrative Services Plan. Participant and Service shares pay the Distributor at an annual rate of .15% and .55%, respectively, of the value of the applicable share class’ average daily net assets. Dreyfus Cash Management Investor shares pay the Distributor at an annual rate of .10% of the value of the Dreyfus Cash Management Investor shares average daily net assets. These services include for Participant shares, at a minimum: client onboarding; anti-money laundering and related regulatory oversight; manual transaction processing; disbursing income dividends and capital gain distributions; transmitting wires; fund statistical reporting; and blue sky support. These services include for Service shares, at a minimum: providing beneficial owners with statements showing their position in the fund; mailing periodic reports, prospectuses and other fund communications to beneficial owners; client onboarding; anti-money laundering and related regulatory oversight; manual transaction processing; disbursing income dividends and capital gain distributions; transmitting wires; processing (i.e., aggregating) purchase and redemption transactions; preparing and delivering to beneficial owners, and state and federal authorities, including the IRS and the SEC, such information respecting dividends and distributions paid by the fund as may be required by law, rule or regulation; withholding on dividends and distributions as may be required by state or Federal authorities from time to time; receiving, tabulating, and transmitting proxies executed by beneficial owners; fund statistical reporting; trade reconciliation; maintaining fund data on platform; and blue sky support. Under the Administrative Services Plan, the Distributor may make payments to certain Service Agents in respect of these services. Table 7 summarizes the amount each relevant fund was charged pursuant to the Administrative Services Plan during the period ended January 31, 2024.

Table 7—Administrative Services Plan Fees
	Investor Shares ($)	Participant Shares ($)	Service Shares ($)
Dreyfus Government Cash Management	-	3,516,385	30,893,041
Dreyfus Government Securities Cash Management	-	441,509	-
Dreyfus Treasury Obligations Cash Management	-	4,310,697	1,477,873
Dreyfus Treasury Securities Cash Management	-	5,013,444	13,986,255
Dreyfus Cash Management	36,381	-	-

The funds have an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the funds include net earnings credits, if any, as an expense offset in the Statements of Operations.

Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management, Dreyfus Treasury Securities Cash Management and Dreyfus Cash Management each has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management, Dreyfus Treasury Securities Cash Management and Dreyfus Cash Management will receive interest income or be charged overdraft fees when positive cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statements of Operations.

Dreyfus Tax Exempt Cash Management has an arrangement with the Custodian to receive earnings credits when positive cash balances are maintained, which were used to offset custody fees. For financial reporting purposes, the funds include net earnings credits, if any, as expense offsets in the Statements of Operations.

Each fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the funds. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. Table 8 summarizes the amount each fund was charged during the period ended January 31, 2024, which is included in Shareholder servicing costs in the Statements of Operations. These fees were offset by earnings credits for each relevant fund, also summarized in Table 8.

Each fund compensates the Custodian, under a custody agreement, for providing custodial services for each fund. These fees are determined based on net assets, geographic region and transaction activity. Table 9 summarizes the amount each fund was charged during the period ended January 31, 2024 pursuant to the custody agreement. These fees were offset by earnings credits for each relevant fund, also summarized in Table 9.

Table 8—Transfer Agent Fees
	Transfer Agent Fees ($)	Earnings Credits ($)
Dreyfus Government Cash Management	88,756	(28,125)
Dreyfus Government Securities Cash Management	2,993	(1,653)
Dreyfus Treasury Obligations Cash Management	33,255	(17,710)
Dreyfus Treasury Securities Cash Management	57,029	(7,985)
Dreyfus Cash Management	97,283	(4,397)
Dreyfus Tax Exempt Cash Management	1,554	(997)

Table 9—Custody Agreement Fees
	Custody Fees ($)	Earnings Credits ($)
Dreyfus Government Cash Management	1,771,171	-
Dreyfus Government Securities Cash Management	68,771	-
Dreyfus Treasury Obligations Cash Management	787,076	-
Dreyfus Treasury Securities Cash Management	621,415	-
Dreyfus Cash Management	156,272	-
Dreyfus Tax Exempt Cash Management	22,114	(22,114)

NOTES TO FINANCIAL STATEMENTS (continued)

Each relevant fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the funds’ check writing privilege. Table 10 summarizes the amount each fund was charged during the period ended January 31, 2024 pursuant to the agreement, which is included in Shareholder servicing costs in the Statements of Operations.

Table 10—BNY Mellon Cash Management Fees ($)

Dreyfus Government Cash Management	3,829
Dreyfus Treasury Obligations Cash Management	169
Dreyfus Treasury Securities Cash Management	3,729

During the period ended January 31, 2024, each fund was charged $20,926 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statements of Operations.

Table 11 summarizes the components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statements of Assets and Liabilities for each fund.

(d) Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers, complies with Rule 17a-7 under the Act. Table 12 summarizes the amounts of purchases and sales of securities engaged in by each relevant fund pursuant to Rule 17a-7 under the Act during the period ended January 31, 2024.

Table 13 summarizes the cost of investments for federal income tax purposes, gross appreciation, gross depreciation and accumulated net unrealized appreciation (depreciation) on investments for each relevant fund at January 31, 2024.

Table 11—Due to BNY Mellon Investment Adviser, Inc. and Affiliates
	Management Fees ($)	Shareholder Services Plans Fees ($)	Administrative Services Plan Fees ($)	Custodian Fees ($)	Chief Compliance Officer Fees ($)	Transfer Agent Fees ($)	Less Expense Reimbursement ($)
Dreyfus Government Cash Management	20,361,897	6,114,614	3,401,873	827,877	6,876	14,902	(4,041,886)
Dreyfus Government Securities Cash Management	729,891	158,279	40,620	31,077	6,876	515	(36,426)
Dreyfus Treasury Obligations Cash Management	7,575,979	1,551,051	504,211	341,877	6,876	6,175	(1,135,845)
Dreyfus Treasury Securities Cash Management	9,664,390	1,971,899	2,462,476	341,877	6,876	9,743	(1,448,334)
Dreyfus Cash Management	542,437	278,999	3,041	77,877	6,876	16,199	(161,084)
Dreyfus Tax Exempt Cash Management	96,477	-	-	-	6,876	244	(24,605)

Table 12—Affiliated Portfolio Holdings Transactions
	Purchases ($)	Sales ($)
Dreyfus Tax Exempt Cash Management	458,230,000	136,965,000

Table 13—Accumulated Net Unrealized Appreciation (Depreciation)
	Cost of Investments ($)	Gross Appreciation ($)	Gross Depreciation ($)	Net ($)
Dreyfus Government Cash Management	122,722,691,581	-	(285,831)†	(285,831)
Dreyfus Treasury Securities Cash Management	61,043,889,750	-	(542)†	(542)
Dreyfus Cash Management	6,471,948,263	249,573	(109,135)	140,438
Dreyfus Tax-Exempt Cash Management	573,371,125	8,431	(11,421)	(2,990)

† Amount represents a deferred wash sale at year end.

NOTE 4—Subsequent Event:

On July 12, 2023, the SEC adopted amendments to rules that govern money market funds. The amendments include a mandatory liquidity fee for institutional prime and institutional tax-exempt money market funds, which will apply when a fund experiences daily net redemptions that exceed 5% of net assets. The amendments maintain a fund board’s ability to impose liquidity fees (not to exceed 2% of the value of the shares redeemed) on a discretionary basis for non-government money market funds. The amendments also substantially increase the required minimum levels of daily and weekly liquid assets for all money market funds from 10% and 30%, to 25% and 50%, respectively. Further, the amendments remove a money market fund’s ability to impose temporary “gates” to suspend redemptions in order to prevent dilution and remove the link between a money market fund’s liquidity level and its imposition of liquidity fees. The amendments became effective October 2, 2023 with tiered compliance dates. The removal of the link between liquidity levels and the imposition of liquidity fees, as well as the removal of a money market fund’s ability to impose redemption gates, became effective on October 2, 2023. On April 2, 2024, money market funds will be required to comply with the increased daily and weekly liquid asset minimums, and non-government money market funds will be permitted to impose discretionary liquidity fees. On October 2, 2024, money market funds will be required to comply with the new mandatory liquidity fee framework.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Government Cash Management

Dreyfus Government Securities Cash Management

Dreyfus Treasury Obligations Cash Management

Dreyfus Treasury Securities Cash Management

Dreyfus Cash Management

Dreyfus Tax Exempt Cash Management

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management, Dreyfus Treasury Securities Cash Management, Dreyfus Cash Management and Dreyfus Tax Exempt Cash Management (collectively referred to as the “Funds”), including the statements of investments, as of January 31, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds at January 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Dreyfus investment companies since at least 1957, but we are unable to determine the specific year.

New York, New York
March 22, 2024

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, Dreyfus Tax Exempt Cash Management hereby make the following designations regarding the dividends paid from investment income-net during their fiscal year ended January 31, 2024:

- all the dividends paid from investment income-net are “exempt-interest dividends” (not generally subject to regular federal income taxes).

For state individual income tax purposes Dreyfus Government Securities Cash Management and Dreyfus Treasury Securities Cash Management hereby report the following percentage of ordinary dividends paid during the fiscal year ended January 31, 2024 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for income tax purposes in most states, including New York, Connecticut, California and the District of Columbia:

Dreyfus Government Securities Cash Management-	100%
Dreyfus Treasury Securities Cash Management-	100%

The Funds below report the following percentage of ordinary income dividends paid during the fiscal year ended January 31, 2024 as qualifying interest related dividends:

Dreyfus Government Cash Management-	100%
Dreyfus Government Securities Cash Management-	100%
Dreyfus Treasury Obligations Cash Management-	100%
Dreyfus Treasury Securities Cash Management-	100%
Dreyfus Cash Management-	74.01%

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Independent Board Members

Joseph S. DiMartino (80)h
Cairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Director or Trustee of funds in the BNY Mellon Family of Funds and certain other entities (as described in the fund’s Statement of Additional Information) (1995-Present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (1997-May 2023)

No. of Portfolios for which Board Member Serves: 86

———————

Francine J. Bovich (72)
Board Member (2015)

Principal Occupation During Past 5 Years:

• The Bradley Trusts, private trust funds, Trustee (2011-Present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., a real estate investment trust, Director (2014-Present)

No. of Portfolios for which Board Member Serves: 69

———————

J. Charles Cardona (68)
Board Member (2014)

Principal Occupation During Past 5 Years:

• BNY Mellon ETF Trust, Chairman and Trustee (2020-Present)

• BNY Mellon Liquidity Funds, Director (2004-Present) and Chairman (2019-2021)

No. of Portfolios for which Board Member Serves: 38

———————

Andrew J. Donohue (73)
Board Member (2019)

Principal Occupation During Past 5 Years:

• Attorney, Solo Law Practice (2019-Present)

• Shearman & Sterling LLP, a law firm, Of Counsel (2017-2019)

• Chief of Staff to the Chair of the SEC (2015-2017)

Other Public Company Board Memberships During Past 5 Years:

• Oppenheimer Funds (58 funds), Director (2017-2019)

No. of Portfolios for which Board Member Serves: 40

———————

Isabel P. Dunst (76)
Board Member (1991)

Principal Occupation During Past 5 Years:

• Hogan Lovells LLP, a law firm, Retired (2019-Present); Senior Counsel (2018-2019); Of Counsel (2015-2018)

• Hebrew Union College Jewish Institute of Religion, Member of the Board of Governors (2015-Present)

• Bend the ARC, a civil rights organization, Board Member (2016-December 2021)

No. of Portfolios for which Board Member Serves: 22

———————

Nathan Leventhal (80)
Board Member (2014)

Principal Occupation During Past 5 Years:

• Lincoln Center for the Performing Arts, President Emeritus (2001-Present)

• Palm Beach Opera, President (2016-Present)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., a public company that designs, sources, markets and distributes watches Director (2003-2020)

No. of Portfolios for which Board Member Serves: 29

———————

Robin A. Melvin (60)
Board Member (2010)

Principal Occupation During Past 5 Years:

• Westover School, a private girls' boarding school in Middlebury, Connecticut, Trustee (2019-June 2023)

• Mentor Illinois, a non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois, Co-Chair (2014-March 2020); Board Member (2013-March 2020)

• JDRF, a non-profit juvenile diabetes research foundation, Board Member (June 2021-June 2022)

Other Public Company Board Memberships During Past 5 Years:

• HPS Corporate Lending Fund, a closed-end management investment company regulated as a business development company, Trustee (August 2021-Present)

• HPS Corporate Capital Solutions Fund, a close-end management investment company regulated as a business development company, Trustee, (December 2023-Present)

No. of Portfolios for which Board Member Serves: 68

———————

Roslyn M. Watson (74)
Board Member (2010)

Principal Occupation During Past 5 Years:

• Watson Ventures, Inc., a real estate investment company. Principal (1993-Present)

Other Public Company Board Memberships During Past 5 Years:

• American Express Bank, FSB, Director (1993-2018)

No. of Portfolios for which Board Member Serves: 40

———————

Benaree Pratt Wiley (77)
Board Member (2007)

Principal Occupation During Past 5 Years:

• The Wiley Group, a firm specializing in strategy and business development, Principal (2005-Present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (2008-Present)

• Blue Cross-Blue Shield of Massachusetts, Director (2004-December 2020)

No. of Portfolios for which Board Member Serves: 57

———————

Tamara Belinfanti (48)
Advisory Board Member (2021)

Principal Occupation During Past 5 Years:

• New York Law School, Lester Martin Professor of Law (2009-Present)

No. of Portfolios for which Advisory Board Member Serves: 22

———————

Gordon J. Davis (82)
Advisory Board Member (2021)

Principal Occupation During Past 5 Years:

• Venable LLP, a law firm, Partner (2012-Present)

Other Public Company Board Memberships During Past 5 Years:

• BNY Mellon Family of Funds (53 funds), Board Member (1995-August 2021)

No. of Portfolios for which Advisory Board Member Serves: 39

———————

The address of the Board Members and Officers is c/o BNY Mellon Investment Adviser, Inc., 240 Greenwich Street, New York, New York 10286. Additional information about each Board Member is available in the fund’s Statement of Additional Information which can be obtained from the Adviser free of charge by calling this toll free number: 1-800-373-9387.

OFFICERS OF THE FUND (Unaudited)

DAVID DIPETRILLO, President since January 2021.

Vice President and Director of the Adviser since February 2021; Head of North America Distribution, BNY Mellon Investment Management since February 2023; and Head of North America Product, BNY Mellon Investment Management from January 2018 to February 2023. He is an officer of 53 investment companies (comprised of 102 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 45 years old and has been an employee of BNY Mellon since 2005.

JAMES WINDELS, Treasurer since November 2001.

Director of the Adviser since February 2023; Vice President of the Adviser since September 2020; and Director–BNY Mellon Fund Administration. He is an officer of 54 investment companies (comprised of 121 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 65 years old and has been an employee of the Adviser since April 1985.

PETER M. SULLIVAN, Chief Legal Officer since July 2021 and Vice President and Assistant Secretary since March 2019.

Chief Legal Officer of the Adviser and Associate General Counsel of BNY Mellon since July 2021; Senior Managing Counsel of BNY Mellon from December 2020 to July 2021; and Managing Counsel of BNY Mellon from March 2009 to December 2020. He is an officer of 54 investment companies (comprised of 121 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 55 years old and has been an employee of BNY Mellon since April 2004.

JAMES BITETTO, Vice President since August 2005 and Secretary since February 2018.

Senior Managing Counsel of BNY Mellon since December 2019; Managing Counsel of BNY Mellon from April 2014 to December 2019; and Secretary of the Adviser. He is an officer of 54 investment companies (comprised of 121 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 57 years old and has been an employee of the Adviser since December 1996.

DEIRDRE CUNNANE, Vice President and Assistant Secretary since March 2019.

Managing Counsel of BNY Mellon since December 2021; and Counsel of BNY Mellon from August 2018 to December 2021. She is an officer of 54 investment companies (comprised of 121 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 33 years old and has been an employee of BNY Mellon since August 2013.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Vice President of BNY Mellon ETF Investment Adviser; LLC since February 2020; Senior Managing Counsel of BNY Mellon since September 2021; and Managing Counsel of BNY Mellon from December 2017 to September 2021. She is an officer of 54 investment companies (comprised of 121 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 48 years old and has been an employee of BNY Mellon since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon. He is an officer of 54 investment companies (comprised of 121 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 58 years old and has been an employee of the Adviser since October 1990.

AMANDA QUINN, Vice President and Assistant Secretary since March 2020.

Managing Counsel of BNY Mellon since January 2024; Counsel of BNY Mellon from June 2019 to January 2024; and Regulatory Administration Manager at BNY Mellon Investment Management Services from September 2018 to May 2019. She is an officer of 54 investment companies (comprised of 121 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 38 years old and has been an employee of BNY Mellon since June 2012.

JOANNE SKERRETT, Vice President and Assistant Secretary since March 2023.

Managing Counsel of BNY Mellon since June 2022; and Senior Counsel with the Mutual Fund Directors Forum, a leading funds industry organization, from 2016 to June 2022. She is an officer of 54 investment companies (comprised of 121 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 52 years old and has been an employee of the Adviser since June 2022.

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Chief Compliance Officer since August 2021 and Vice President since February 2020 of BNY Mellon ETF Investment Adviser, LLC; Chief Compliance Officer since August 2021 and Vice President and Assistant Secretary since February 2020 of BNY Mellon ETF Trust; Managing Counsel of BNY Mellon from December 2019 to August 2021; Counsel of BNY Mellon from May 2016 to December 2019; and Assistant Secretary of the Adviser from April 2018 to August 2021. She is an officer of 54 investment companies (comprised of 121 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 38 years old and has been an employee of BNY Mellon since May 2016.

DANIEL GOLDSTEIN, Vice President since March 2022.

Head of Product Development of North America Distribution, BNY Mellon Investment Management since January 2018; Executive Vice President of North America Product, BNY Mellon Investment Management since April 2023; and Senior Vice President, Development & Oversight of North America Product, BNY Mellon Investment Management from 2010 to March 2023. He is an officer of 53 investment companies (comprised of 102 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 54 years old and has been an employee of the Distributor since 1991.

JOSEPH MARTELLA, Vice President since March 2022.

Vice President of the Adviser since December 2022; Head of Product Management of North America Distribution, BNY Mellon Investment Management since January 2018; Executive Vice President of North America Product, BNY Mellon Investment Management since April 2023; and Senior Vice President of North America Product, BNY Mellon Investment Management from 2010 to March 2023. He is an officer of 53 investment companies (comprised of 102 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 47 years old and has been an employee of the Distributor since 1999.

GAVIN C. REILLY, Assistant Treasurer since August 2005.

Tax Manager–BNY Mellon Fund Administration. He is an officer of 54 investment companies (comprised of 121 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 55 years old and has been an employee of the Adviser since April 1991.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager–BNY Mellon Fund Administration. He is an officer of 54 investment companies (comprised of 121 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 56 years old and has been an employee of the Adviser since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2002.

Senior Accounting Manager–BNY Mellon Fund Administration. He is an officer of 54 investment companies (comprised of 121 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 56 years old and has been an employee of the Adviser since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since September 2004.

Chief Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust since 2004; and Chief Compliance Officer of the Adviser from 2004 until June 2021. He is the Chief Compliance Officer of 53 investment companies (comprised of 105 portfolios) managed by the Adviser. He is 66 years old.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust. She is an officer of 47 investment companies (comprised of 114 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 55 years old and has been an employee of the Distributor since 1997.

For More Information

Dreyfus Cash Management Funds

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub-Adviser

Dreyfus
One Boston Place, 15th Floor,
Boston, MA 02108

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Institutional	Investor	Administrative	Participant	Wealth	Service	BOLD®	SPARKSM	Preferred
Dreyfus Government Cash Management	DGCXX	DGVXX	DAGXX	DPGXX	DGQXX	DGUXX	DBLXX	SPKXX
Dreyfus Government Securities Cash Management	DIPXX	DVPXX	DAPXX	DGPXX
Dreyfus Treasury Obligations Cash Management	DTRXX	DTVXX	DTAXX	DTPXX	DTKXX	DTNXX
Dreyfus Treasury Securities Cash Management	DIRXX	DVRXX	DARXX	DPRXX	DTJXX	DTHXX
Dreyfus Cash Management	DICXX	DVCXX	DSCXX						DCEXX
Dreyfus Tax Exempt Cash Management	DEIXX

Telephone Call your representative or 1-800-346-3621

Mail BNY Mellon Family of Funds to: BNY Mellon Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to instserv@bnymellon.com

Internet Dreyfus Money Market Funds at www.dreyfus.com

Each fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website for a period of five months. The fund files a monthly schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-MFP. The fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2024 BNY Mellon Securities Corporation CMGTAR0124

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that J. Charles Cardona, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Cardona is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $35,550 in 2023 and $36,986 in 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $7,047 in 2023 and $7,438 in 2024. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2023 and $0 in 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,342 in 2023 and $3,342 in 2024. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $7,158 in 2023 and $7,474 in 2024.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $29 in 2023 and $29 in 2024. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2023 and $0 in 2024.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,806,225 in 2023 and $2,053,820 in 2024.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Tax Exempt Cash Management Funds

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: March 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: March 21, 2024

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: March 21, 2024

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)